                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21852

                            RIVERSOURCE SERIES TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 4/30

Date of reporting period: 10/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
RECOVERY AND INFRASTRUCTURE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
OCTOBER 31, 2009


RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF
CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   13

Statement of Operations............   14

Statements of Changes in Net
  Assets...........................   15

Financial Highlights...............   16

Notes to Financial Statements......   21

Proxy Voting.......................   32




--------------------------------------------------------------------------------
       RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Recovery and Infrastructure Fund (the Fund) Class A shares gained
  30.64% (excluding sales charge) for the six-month period ended Oct. 31, 2009.

> The Fund outperformed its benchmark, the S&P 500 Index, which increased 20.04% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2009)
--------------------------------------------------------------------------------


                                                            SINCE
                                                          INCEPTION
                                       6 MONTHS*  1 YEAR   2/19/09
-------------------------------------------------------------------
RiverSource Recovery and
  Infrastructure Fund
  Class A (excluding sales charge)      +30.64%      N/A   +68.29%
-------------------------------------------------------------------
S&P 500 Index(1) (unmanaged)            +20.04%   +9.80%   +35.10%
-------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices. The Fund's performance will be measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
2  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2009
                                                           SINCE
Without sales charge                         6 MONTHS*  INCEPTION*
Class A (inception 2/19/09)                   +30.64%     +68.29%
------------------------------------------------------------------
Class B (inception 2/19/09)                   +30.17%     +67.41%
------------------------------------------------------------------
Class C (inception 2/19/09)                   +30.17%     +67.41%
------------------------------------------------------------------
Class I (inception 2/19/09)                   +30.96%     +68.85%
------------------------------------------------------------------
Class R2 (inception 2/19/09)                  +30.41%     +67.85%
------------------------------------------------------------------
Class R3 (inception 2/19/09)                  +30.64%     +68.18%
------------------------------------------------------------------
Class R4 (inception 2/19/09)                  +30.70%     +68.40%
------------------------------------------------------------------
Class R5 (inception 2/19/09)                  +30.87%     +68.74%
------------------------------------------------------------------

With sales charge
Class A (inception 2/19/09)                   +23.12%     +58.62%
------------------------------------------------------------------
Class B (inception 2/19/09)                   +25.17%     +62.41%
------------------------------------------------------------------
Class C (inception 2/19/09)                   +29.17%     +66.41%
------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
       RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
           X              MEDIUM   SIZE
           X              SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

RiverSource Recovery and Infrastructure Fund concentrates its investments in infrastructure-related securities, which involve greater risk and volatility than more diversified investments, including greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. The Fund may also invest in foreign securities, small and mid-sized companies, real estate investment trusts, or exchange-traded funds
(ETFs), which involve additional risks. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. Investments in real estate involve market risk, issuer risk, diversification risk, and sector/concentration risk. The price movement of an ETF may not track the underlying index and may result in a loss. The Fund is non-diversified, and may be more exposed to the risks of loss and volatility than a fund that invests more broadly. See the Fund's prospectus for information on these and other risks associated with the Fund.


--------------------------------------------------------------------------------
4  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SECTOR DIVERSIFICATION(1) (at Oct. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                      2.2%
------------------------------------------------
Energy                                     11.2%
------------------------------------------------
Health Care                                 4.3%
------------------------------------------------
Industrials                                46.0%
------------------------------------------------
Information Technology                     22.5%
------------------------------------------------
Materials                                  12.3%
------------------------------------------------
Utilities                                   0.6%
------------------------------------------------
Other(2)                                    0.9%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of Oct. 31, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at Oct. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Flextronics Intl                            4.1%
------------------------------------------------
Terex                                       3.8%
------------------------------------------------
Sanmina-SCI                                 3.5%
------------------------------------------------
Freeport-McMoRan Copper & Gold              3.4%
------------------------------------------------
Halliburton                                 3.2%
------------------------------------------------
Alcoa                                       3.1%
------------------------------------------------
Tellabs                                     2.8%
------------------------------------------------
ABB ADR                                     2.7%
------------------------------------------------
Caterpillar                                 2.5%
------------------------------------------------
Ingersoll-Rand                              2.4%
------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
       RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Oct. 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
6  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 MAY 1, 2009   OCT. 31, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,306.40        $ 7.17         1.24%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.85        $ 6.28         1.24%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,301.70        $11.54         2.00%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.04        $10.10         2.00%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,301.70        $11.48         1.99%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.09        $10.05         1.99%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,309.60        $ 4.69          .81%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.01        $ 4.10          .81%
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,304.10        $ 9.59         1.66%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.75        $ 8.39         1.66%
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,306.40        $ 8.15         1.41%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.00        $ 7.13         1.41%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,307.00        $ 6.48         1.12%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.45        $ 5.67         1.12%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,308.70        $ 5.27          .91%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.51        $ 4.61          .91%
------------------------------------------------------------------------------------------



(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended Oct. 31, 2009: +30.64% for Class A, +30.17% for Class B, +30.17% for Class C, +30.96% for Class I, +30.41% for Class R2, +30.64% for Class R3, +30.70% for Class R4 and +30.87%
    for Class R5.


--------------------------------------------------------------------------------
       RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

OCT. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (5.3%)
Boeing                                                  70,842             $3,386,248
Goodrich                                                38,909              2,114,704
Honeywell Intl                                         171,159              6,142,896
ITT                                                    119,530              6,060,171
                                                                      ---------------
Total                                                                      17,704,019
-------------------------------------------------------------------------------------

AIRLINES (1.0%)
Delta Air Lines                                        494,427(b)           3,530,209
-------------------------------------------------------------------------------------

AUTOMOBILES (2.2%)
Ford Motor                                           1,028,960(b)           7,202,720
-------------------------------------------------------------------------------------

CHEMICALS (4.6%)
Dow Chemical                                           291,031              6,833,408
EI du Pont de Nemours & Co                              86,583              2,755,071
Nalco Holding                                          275,992              5,837,231
                                                                      ---------------
Total                                                                      15,425,710
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (5.6%)
Harris                                                 109,036              4,548,982
Opnext                                                 364,355(b)             896,313
Telefonaktiebolaget LM Ericsson ADR                    403,010(c)           4,191,304
Tellabs                                              1,525,414(b)           9,182,993
                                                                      ---------------
Total                                                                      18,819,592
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.8%)
EMC                                                    369,825(b)           6,091,018
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (11.0%)
Chicago Bridge & Iron                                  303,397(c)           5,706,898
Foster Wheeler                                         151,600(b)           4,243,284
Insituform Technologies Cl A                           312,739(b)           6,630,067
Jacobs Engineering Group                               124,443(b)           5,262,694
KBR                                                    374,419              7,664,356
Quanta Services                                        205,170(b)           4,349,604
Shaw Group                                             112,545(b)           2,887,905
                                                                      ---------------
Total                                                                      36,744,808
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.0%)
Martin Marietta Materials                               18,632              1,552,418
Vulcan Materials                                        38,006              1,749,416
                                                                      ---------------
Total                                                                       3,301,834
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (4.6%)
ABB ADR                                                481,242(b,c)         8,917,414
Cooper Inds Cl A                                       165,898              6,418,594
                                                                      ---------------
Total                                                                      15,336,008
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (11.9%)
Celestica                                              367,637(b,c)         3,051,387
Coherent                                               281,476(b)           7,073,492
Flextronics Intl                                     2,106,162(b,c)        13,647,930
Newport                                                591,267(b)           4,399,026
Sanmina-SCI                                          1,811,535(b)          11,630,055
                                                                      ---------------
Total                                                                      39,801,890
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (8.8%)
Baker Hughes                                           182,512              7,678,280
Halliburton                                            360,768             10,538,034
Schlumberger                                            59,822              3,720,928
Transocean                                              90,551(b,c)         7,598,134
                                                                      ---------------
Total                                                                      29,535,376
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Teleflex                                                34,398              1,711,301
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (3.2%)
Allscripts-Misys Healthcare Solutions                  175,497(b)           3,422,192
Cerner                                                  64,740(b)           4,922,829
Quality Systems                                         38,587              2,354,579
                                                                      ---------------
Total                                                                      10,699,600
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.7%)
McDermott Intl                                         239,859(b)           5,332,066
Textron                                                151,107              2,686,682
Tyco Intl                                              127,560(c)           4,279,638
                                                                      ---------------
Total                                                                      12,298,386
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

LIFE SCIENCES TOOLS & SERVICES (0.6%)
PerkinElmer                                            107,234             $1,995,625
-------------------------------------------------------------------------------------

MACHINERY (19.1%)
AGCO                                                   203,632(b)           5,724,096
Astec Inds                                             238,535(b)           5,486,305
Caterpillar                                            148,340              8,167,600
CNH Global                                              41,224(b,c)           787,791
Crane                                                   82,425              2,295,536
Deere & Co                                             143,374              6,530,686
Eaton                                                   60,997              3,687,269
ESCO Technologies                                       42,747(b)           1,679,102
Ingersoll-Rand                                         249,489(c)           7,881,358
Parker Hannifin                                         68,290              3,616,638
Terex                                                  619,029(b)          12,516,766
Trinity Inds                                           344,084              5,808,138
                                                                      ---------------
Total                                                                      64,181,285
-------------------------------------------------------------------------------------

METALS & MINING (6.5%)
Alcoa                                                  824,984             10,246,301
Freeport-McMoRan Copper & Gold                         156,531             11,483,114
                                                                      ---------------
Total                                                                      21,729,415
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.6%)
Veolia Environnement ADR                                59,657(c)           1,946,011
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.3%)
El Paso                                                576,957              5,659,948
Petroleo Brasileiro ADR                                 42,558(c)           1,967,031
                                                                      ---------------
Total                                                                       7,626,979
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.1%)
Weyerhaeuser                                            13,804                501,637
-------------------------------------------------------------------------------------

ROAD & RAIL (1.1%)
Burlington Northern Santa Fe                            22,957              1,729,121
Union Pacific                                           35,279              1,945,284
                                                                      ---------------
Total                                                                       3,674,405
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Brooks Automation                                      693,505(b)           4,771,314
Intel                                                  295,947              5,655,548
                                                                      ---------------
Total                                                                      10,426,862
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $267,204,022)                                                     $330,284,690
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.25%              3,081,550(d)          $3,081,550
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,081,550)                                                         $3,081,550
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $270,285,572)(e)                                                  $333,366,240
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2009, the value of foreign securities, excluding short-term securities, represented 17.9% of net assets.

(d) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at Oct. 31, 2009.


--------------------------------------------------------------------------------
       RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(e) At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $270,286,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $65,246,000
     Unrealized depreciation                          (2,166,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $63,080,000
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
10  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
      RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2009:

                                                FAIR VALUE AT OCT. 31, 2009
                              ---------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)              $330,284,690          $--             $--        $330,284,690
---------------------------------------------------------------------------------------------
Total Equity Securities          330,284,690           --              --         330,284,690
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                        3,081,550           --              --           3,081,550
---------------------------------------------------------------------------------------------
Total Other                        3,081,550           --              --           3,081,550
---------------------------------------------------------------------------------------------
Total                           $333,366,240          $--             $--        $333,366,240
---------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
12  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------

OCT. 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $267,204,022)              $330,284,690
  Affiliated money market fund (identified cost $3,081,550)           3,081,550
-------------------------------------------------------------------------------
Total investments in securities (identified cost $270,285,572)      333,366,240
Capital shares receivable                                             3,287,472
Dividends receivable                                                    180,233
Receivable from Investment Manager                                       14,680
-------------------------------------------------------------------------------
Total assets                                                        336,848,625
-------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                             255
Capital shares payable                                                  173,582
Payable for investment securities purchased                           1,722,965
Accrued investment management services fees                               6,160
Accrued distribution fees                                                 2,276
Accrued transfer agency fees                                              1,010
Accrued administrative services fees                                        569
Accrued plan administration services fees                                     2
Other accrued expenses                                                   76,058
-------------------------------------------------------------------------------
Total liabilities                                                     1,982,877
-------------------------------------------------------------------------------
Net assets applicable to outstanding shares                        $334,865,748
-------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                    $    220,478
Additional paid-in capital                                          270,224,237
Net operating loss                                                     (234,391)
Accumulated net realized gain (loss)                                  1,574,756
Unrealized appreciation (depreciation) on investments                63,080,668
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares  $334,865,748
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $225,178,075           14,832,340                      $15.18(1)
Class B                     $ 12,310,746              815,165                      $15.10
Class C                     $ 12,037,038              796,943                      $15.10
Class I                     $ 85,008,812            5,581,565                      $15.23
Class R2                    $     15,140                1,000                      $15.14
Class R3                    $     15,167                1,000                      $15.17
Class R4                    $    285,549               18,794                      $15.19
Class R5                    $     15,221                1,000                      $15.22
-----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $16.11. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT  13

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED OCT. 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                            1,032,972
Income distributions from affiliated money market fund                   8,188
  Less foreign taxes withheld                                          (12,899)
------------------------------------------------------------------------------
Total income                                                         1,028,261
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    700,844
Distribution fees
  Class A                                                              179,287
  Class B                                                               44,283
  Class C                                                               37,653
  Class R2                                                                  35
  Class R3                                                                  17
Transfer agency fees
  Class A                                                              107,740
  Class B                                                                7,099
  Class C                                                                5,852
  Class R2                                                                   4
  Class R3                                                                   4
  Class R4                                                                  24
  Class R5                                                                   4
Administrative services fees                                            64,693
Plan administration services fees
  Class R2                                                                  17
  Class R3                                                                  17
  Class R4                                                                 121
Compensation of board members                                            3,166
Custodian fees                                                          11,390
Printing and postage                                                    24,770
Registration fees                                                       49,181
Professional fees                                                       25,271
Other                                                                   15,746
------------------------------------------------------------------------------
Total expenses                                                       1,277,218
------------------------------------------------------------------------------
Investment income (loss) -- net                                       (248,957)
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                      895,684
Net change in unrealized appreciation (depreciation) on
  investments                                                       53,042,338
------------------------------------------------------------------------------
Net gain (loss) on investments                                      53,938,022
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $53,689,065
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED  FOR THE PERIOD FROM
                                                                      OCT. 31, 2009    FEB. 19, 2009* TO
                                                                        (UNAUDITED)       APRIL 30, 2009
OPERATIONS
Investment income (loss) -- net                                        $   (248,957)         $    (3,886)
Net realized gain (loss) on investments                                     895,684              694,849
Net change in unrealized appreciation (depreciation) on
  investments                                                            53,042,338           11,501,260
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          53,689,065           12,192,223
--------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                        149,582,136           43,676,837
  Class B shares                                                          7,430,817            3,425,566
  Class C shares                                                          7,928,365            2,340,234
  Class I shares                                                         81,242,132                   --
  Class R4 shares                                                           259,014                8,000
Conversions from Class B to Class A
  Class A shares                                                            439,838                   --
  Class B shares                                                           (439,838)                  --
Payments for redemptions
  Class A shares                                                         (7,649,392)            (373,756)
  Class B shares                                                           (731,992)             (30,696)
  Class C shares                                                           (283,632)             (11,640)
  Class I shares                                                        (26,549,334)          (4,799,826)
  Class R4 shares                                                            (4,496)                  --
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions               211,223,618           44,234,719
--------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 264,898,003           56,426,942
Net assets at beginning of period                                        69,953,065           13,526,123**
--------------------------------------------------------------------------------------------------------
Net assets at end of period                                            $334,865,748          $69,953,065
--------------------------------------------------------------------------------------------------------
Net operating loss/undistributed net investment income                 $   (234,391)         $    14,566
--------------------------------------------------------------------------------------------------------


 *  When shares became publicly available.
** Initial capital of $15,000,000 was contributed on Feb. 12, 2009. The Fund had a decrease in net assets resulting from operations of $1,473,877 during the period from Feb. 12, 2009 to Feb. 19, 2009 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT  15

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED
CLASS A                                              OCT. 31, 2009          PERIOD ENDED
PER SHARE DATA                                        (UNAUDITED)        APRIL 30, 2009(a)
Net asset value, beginning of period                    $11.62                  $9.02
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)                   .00(b)
Net gains (losses) (both realized and
 unrealized)                                              3.58                   2.60
------------------------------------------------------------------------------------------
Total from investment operations                          3.56                   2.60
------------------------------------------------------------------------------------------
Net asset value, end of period                          $15.18                 $11.62
------------------------------------------------------------------------------------------
TOTAL RETURN                                            30.64%                 28.83%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.24%(d)               1.82%(d)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.24%(d)               1.39%(d)
------------------------------------------------------------------------------------------
Net investment income (loss)                             (.28%)(d)              (.19%)(d)
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $225                    $51
------------------------------------------------------------------------------------------
Portfolio turnover rate                                     1%                     4%
------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED
CLASS B                                              OCT. 31, 2009          PERIOD ENDED
PER SHARE DATA                                        (UNAUDITED)        APRIL 30, 2009(a)
Net asset value, beginning of period                    $11.60                  $9.02
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.07)                  (.02)
Net gains (losses) (both realized and
 unrealized)                                              3.57                   2.60
------------------------------------------------------------------------------------------
Total from investment operations                          3.50                   2.58
------------------------------------------------------------------------------------------
Net asset value, end of period                          $15.10                 $11.60
------------------------------------------------------------------------------------------
TOTAL RETURN                                            30.17%                 28.60%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.00%(d)               2.58%(d)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 2.00%(d)               2.15%(d)
------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.01%)(d)              (.97%)(d)
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $12                     $4
------------------------------------------------------------------------------------------
Portfolio turnover rate                                     1%                     4%
------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
16  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED
CLASS C                                              OCT. 31, 2009          PERIOD ENDED
PER SHARE DATA                                        (UNAUDITED)        APRIL 30, 2009(a)
Net asset value, beginning of period                    $11.60                  $9.02
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.07)                  (.02)
Net gains (losses) (both realized and
 unrealized)                                              3.57                   2.60
------------------------------------------------------------------------------------------
Total from investment operations                          3.50                   2.58
------------------------------------------------------------------------------------------
Net asset value, end of period                          $15.10                 $11.60
------------------------------------------------------------------------------------------
TOTAL RETURN                                            30.17%                 28.60%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.99%(d)               2.58%(d)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.99%(d)               2.15%(d)
------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.04%)(d)              (.94%)(d)
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $12                     $3
------------------------------------------------------------------------------------------
Portfolio turnover rate                                     1%                     4%
------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED
CLASS I                                              OCT. 31, 2009          PERIOD ENDED
PER SHARE DATA                                        (UNAUDITED)        APRIL 30, 2009(a)
Net asset value, beginning of period                    $11.63                  $9.02
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01                    .01
Net gains (losses) (both realized and
 unrealized)                                              3.59                   2.60
------------------------------------------------------------------------------------------
Total from investment operations                          3.60                   2.61
------------------------------------------------------------------------------------------
Net asset value, end of period                          $15.23                 $11.63
------------------------------------------------------------------------------------------
TOTAL RETURN                                            30.96%                 28.94%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                     .81%(d)               1.47%(d)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .81%(d)                .99%(d)
------------------------------------------------------------------------------------------
Net investment income (loss)                              .12%(d)                .31%(d)
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $85                    $12
------------------------------------------------------------------------------------------
Portfolio turnover rate                                     1%                     4%
------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
      RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED
CLASS R2                                             OCT. 31, 2009          PERIOD ENDED
PER SHARE DATA                                        (UNAUDITED)        APRIL 30, 2009(a)
Net asset value, beginning of period                    $11.61                  $9.02
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.04)                  (.01)
Net gains (losses) (both realized and
 unrealized)                                              3.57                   2.60
------------------------------------------------------------------------------------------
Total from investment operations                          3.53                   2.59
------------------------------------------------------------------------------------------
Net asset value, end of period                          $15.14                 $11.61
------------------------------------------------------------------------------------------
TOTAL RETURN                                            30.41%                 28.71%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.66%(d)               2.27%(d)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.66%(d)               1.79%(d)
------------------------------------------------------------------------------------------
Net investment income (loss)                             (.58%)(d)              (.48%)(d)
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                    $--
------------------------------------------------------------------------------------------
Portfolio turnover rate                                     1%                     4%
------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED
CLASS R3                                             OCT. 31, 2009          PERIOD ENDED
PER SHARE DATA                                        (UNAUDITED)        APRIL 30, 2009(a)
Net asset value, beginning of period                    $11.61                  $9.02
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)                   .00(b)
Net gains (losses) (both realized and
 unrealized)                                              3.58                   2.59
------------------------------------------------------------------------------------------
Total from investment operations                          3.56                   2.59
------------------------------------------------------------------------------------------
Net asset value, end of period                          $15.17                 $11.61
------------------------------------------------------------------------------------------
TOTAL RETURN                                            30.64%                 28.71%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.41%(d)               2.02%(d)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.41%(d)               1.54%(d)
------------------------------------------------------------------------------------------
Net investment income (loss)                             (.33%)(d)              (.23%)(d)
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                    $--
------------------------------------------------------------------------------------------
Portfolio turnover rate                                     1%                     4%
------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
18  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED
CLASS R4                                             OCT. 31, 2009          PERIOD ENDED
PER SHARE DATA                                        (UNAUDITED)        APRIL 30, 2009(a)
Net asset value, beginning of period                    $11.62                  $9.02
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)                   .00(b)
Net gains (losses) (both realized and
 unrealized)                                              3.59                   2.60
------------------------------------------------------------------------------------------
Total from investment operations                          3.57                   2.60
------------------------------------------------------------------------------------------
Net asset value, end of period                          $15.19                 $11.62
------------------------------------------------------------------------------------------
TOTAL RETURN                                            30.70%                 28.82%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.12%(d)               1.76%(d)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.12%(d)               1.29%(d)
------------------------------------------------------------------------------------------
Net investment income (loss)                             (.32%)(d)               .06%(d)
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                    $--
------------------------------------------------------------------------------------------
Portfolio turnover rate                                     1%                     4%
------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED
CLASS R5                                             OCT. 31, 2009          PERIOD ENDED
PER SHARE DATA                                        (UNAUDITED)        APRIL 30, 2009(a)
Net asset value, beginning of period                    $11.63                  $9.02
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01                    .01
Net gains (losses) (both realized and
 unrealized)                                              3.58                   2.60
------------------------------------------------------------------------------------------
Total from investment operations                          3.59                   2.61
------------------------------------------------------------------------------------------
Net asset value, end of period                          $15.22                 $11.63
------------------------------------------------------------------------------------------
TOTAL RETURN                                            30.87%                 28.94%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                     .91%(d)               1.51%(d)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .91%(d)               1.04%(d)
------------------------------------------------------------------------------------------
Net investment income (loss)                              .17%(d)                .27%(d)
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                    $--
------------------------------------------------------------------------------------------
Portfolio turnover rate                                     1%                     4%
------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
      RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT  19

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(b) Rounds to zero.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF OCT. 31, 2009)

1. ORGANIZATION

RiverSource Recovery and Infrastructure Fund (the Fund) is a series of RiverSource Series Trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a non-diversified, open-end management investment company. RiverSource Series Trust has unlimited authorized shares of beneficial interest. The Fund invests at least 80% of its assets in equity securities issued by infrastructure-related companies.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At Oct. 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R2, Class R3 and Class R5 shares. At Oct. 31, 2009, the Investment Manager and affiliated funds-of-funds in the RiverSource Family of Funds owned approximately 25% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
      RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on

--------------------------------------------------------------------------------
22  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund

--------------------------------------------------------------------------------
      RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.65% to 0.50% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 36-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the S&P 500 Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The first adjustment will be made on March 1, 2011 and cover the 24-month period beginning March 1, 2009. The management fee for the six months ended Oct. 31, 2009 was 0.65% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended Oct. 31, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Oct. 31, 2009, other expenses paid to this company were $76.


--------------------------------------------------------------------------------
24  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $167,000 and $24,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of July 31, 2009, and may be recovered from

--------------------------------------------------------------------------------
      RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $793,496 for Class A, $2,834 for Class B and $1,029 for Class C for the six months ended Oct. 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until June 30, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A.............................................  1.39%
Class B.............................................  2.15
Class C.............................................  2.15
Class I.............................................  1.00
Class R2............................................  1.80
Class R3............................................  1.55
Class R4............................................  1.30
Class R5............................................  1.05


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and nonaffiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $211,066,982 and $2,139,381, respectively, for the six months ended Oct. 31, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
26  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



5. SHARE TRANSACTIONS

Transactions in shares for the periods indicated are as follows:

                                                         FOR THE PERIOD
                                    SIX MONTHS ENDED  FROM FEB. 19, 2009*
                                      OCT. 31, 2009    TO APRIL 30, 2009
-------------------------------------------------------------------------
CLASS A
Sold                                   10,960,281          4,409,157
Converted from Class B shares**            32,637                 --
Redeemed                                 (532,099)           (38,636)
-------------------------------------------------------------------------
Net increase (decrease)                10,460,819          4,370,521
-------------------------------------------------------------------------

CLASS B
Sold                                      552,188            348,131
Converted to Class A shares**             (32,734)                --
Redeemed                                  (50,678)            (2,742)
-------------------------------------------------------------------------
Net increase (decrease)                   468,776            345,389
-------------------------------------------------------------------------

CLASS C
Sold                                      581,352            234,785
Redeemed                                  (19,139)            (1,055)
-------------------------------------------------------------------------
Net increase (decrease)                   562,213            233,730
-------------------------------------------------------------------------

CLASS I
Sold                                    6,445,739                 --
Redeemed                               (1,928,797)          (428,377)
-------------------------------------------------------------------------
Net increase (decrease)                 4,516,942           (428,377)
-------------------------------------------------------------------------

CLASS R4
Sold                                       17,231                945
Redeemed                                     (382)                --
-------------------------------------------------------------------------
Net increase (decrease)                    16,849                945
-------------------------------------------------------------------------


 *  When shares became publicly available.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $93,143,513 and $92,297,003, respectively, for the six months ended Oct. 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested

--------------------------------------------------------------------------------
      RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



balance in RiverSource Short-Term Cash Fund at Oct. 31, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (A) 1.25% per annum plus (B) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Oct. 31, 2009.

8. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ

--------------------------------------------------------------------------------
28  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




from the year that the income or realized gains (losses) were recorded by the Fund.

9. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Dec. 21, 2009, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of

--------------------------------------------------------------------------------
      RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New

--------------------------------------------------------------------------------
30  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
      RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT  31

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
32  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                             S-6530 A (12/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
RETIREMENT PLUS(R) SERIES

SEMIANNUAL REPORT FOR THE
PERIOD ENDED OCTOBER 31, 2009


THIS SEMIANNUAL REPORT DESCRIBES EIGHT
FUNDS, EACH OF WHICH INVESTS IN OTHER
RIVERSOURCE FUNDS. EACH FUND SEEKS TO
PROVIDE HIGH TOTAL RETURN THROUGH A
COMBINATION OF CURRENT INCOME AND
CAPITAL APPRECIATION, CONSISTENT WITH
ITS CURRENT ASSET ALLOCATION.

RiverSource Retirement Plus 2010 Fund
RiverSource Retirement Plus 2015 Fund
RiverSource Retirement Plus 2020 Fund
RiverSource Retirement Plus 2025 Fund
RiverSource Retirement Plus 2030 Fund
RiverSource Retirement Plus 2035 Fund
RiverSource Retirement Plus 2040 Fund
RiverSource Retirement Plus 2045 Fund

                                               (ADVICE-BUILT(SM) SOLUTIONS LOGO)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  RiverSource Retirement Plus 2010
    Fund...........................    3
  RiverSource Retirement Plus 2015
    Fund...........................    5
  RiverSource Retirement Plus 2020
    Fund...........................    7
  RiverSource Retirement Plus 2025
    Fund...........................    9
  RiverSource Retirement Plus 2030
    Fund...........................   11
  RiverSource Retirement Plus 2035
    Fund...........................   13
  RiverSource Retirement Plus 2040
    Fund...........................   15
  RiverSource Retirement Plus 2045
    Fund...........................   17
Investment Changes.................   20
Fund Expenses Examples.............   36
Investments in Affiliated Funds....   45
Statements of Assets and
  Liabilities......................   61
Statements of Operations...........   64
Statements of Changes in Net
  Assets...........................   67
Financial Highlights...............   71
Notes to Financial Statements......  103
Proxy Voting.......................  111





--------------------------------------------------------------------------------
2  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)
RiverSource Retirement Plus 2010 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the six months ended Oct. 31, 2009, RiverSource Retirement Plus 2010
  Fund's (the 2010 Fund) Class A shares increased 15.39% (excluding sales charge). Its Blended 2010 Composite Index benchmark rose 13.85%.

> The 2010 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index advanced 5.61% during the same period.

> The Russell 3000(R) Index, the 2010 Fund's domestic equity benchmark, gained
  19.77% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2010 Composite Index, rose 31.50% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2010 Composite Index, gained 0.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2009)
--------------------------------------------------------------------------------


                                                                                           SINCE
                                                                                         INCEPTION
                                                            6 MONTHS*   1 YEAR  3 YEARS   5/18/06
--------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund
  Class A(1) (excluding sales charge)                        +15.39%   +12.03%   -3.30%    -0.73%
--------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(2)                            +19.77%   +10.83%   -6.98%    -3.64%
--------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)(3)     +5.61%   +13.79%   +6.35%    +6.85%
--------------------------------------------------------------------------------------------------
Blended 2010 Composite Index (unmanaged)(4)                  +13.85%   +14.28%   -0.24%    +1.70%
--------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(4)                               +31.50%   +28.41%   -4.74%    -2.28%
--------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)(4)     +0.08%    +0.28%   +2.49%    +2.88%
--------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The 2010 Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended 2010 Composite Index.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(4) The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                 RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2010 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2009
                                                                                            SINCE
Without sales charge                                      6 MONTHS*    1 YEAR   3 YEARS   INCEPTION
Class A (inception 5/18/06)                                +15.39%    +12.03%    -3.30%     -0.73%
---------------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                              +15.16%    +11.69%      N/A      -4.60%
---------------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                              +15.31%    +11.98%      N/A      -4.36%
---------------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                              +15.28%    +12.25%      N/A      -4.13%
---------------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                              +15.56%    +12.56%      N/A      -4.04%
---------------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                +15.47%    +12.37%    -3.11%     -0.55%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                 +8.75%     +5.59%    -5.19%     -2.42%
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to qualifying institutional investors only.

* Not annualized.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Retirement Plus 2015 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the six months ended Oct. 31, 2009, RiverSource Retirement Plus 2015
  Fund's (the 2015 Fund) Class A shares increased 16.64% (excluding sales charge). Its Blended 2015 Composite Index benchmark gained 15.62%.

> The 2015 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 5.61% during the same period.

> The Russell 3000(R) Index, the 2015 Fund's domestic equity benchmark, gained
  19.77% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2015 Composite Index, rose 31.50% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2015 Composite Index, gained 0.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2009)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    5/18/06
---------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015 Fund
  Class A(1) (excluding sales charge)                      +16.64%    +11.40%    -4.81%     -1.89%
---------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(2)                          +19.77%    +10.83%    -6.98%     -3.64%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
  (unmanaged)(3)                                            +5.61%    +13.79%    +6.35%     +6.85%
---------------------------------------------------------------------------------------------------
Blended 2015 Composite Index (unmanaged)(4)                +15.62%    +14.51%    -1.50%     +0.70%
---------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(4)                             +31.50%    +28.41%    -4.74%     -2.28%
---------------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index
  (unmanaged)(4)                                            +0.08%     +0.28%     +2.49     +2.88%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The 2015 Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended 2015 Composite Index.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(4) The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                 RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2015 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT OCT. 31, 2009
                                                                                            SINCE
Without sales charge                                      6 MONTHS*    1 YEAR   3 YEARS   INCEPTION
Class A (inception 5/18/06)                                +16.64%    +11.40%    -4.81%     -1.89%
---------------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                              +16.47%    +11.15%      N/A      -6.20%
---------------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                              +16.62%    +11.34%      N/A      -5.97%
---------------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                              +16.76%    +11.53%      N/A      -5.74%
---------------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                              +16.89%    +11.87%      N/A      -5.67%
---------------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                +16.89%    +11.78%    -4.58%     -1.68%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                 +9.94%     +5.00%    -6.67%     -3.56%
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to qualifying institutional investors only.

* Not annualized.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
6  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Retirement Plus 2020 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the six months ended Oct. 31, 2009, RiverSource Retirement Plus 2020
  Fund's (the 2020 Fund) Class A shares increased 17.69% (excluding sales charge). Its Blended 2020 Composite Index benchmark gained 17.41%.

> The 2020 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 5.61% during the same period.

> The Russell 3000(R) Index, the 2020 Fund's domestic equity benchmark, gained
  19.77% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2020 Composite Index, rose 31.50% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2020 Composite Index, gained 0.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2009)
--------------------------------------------------------------------------------



                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    5/18/06
---------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020 Fund
  Class A(1) (excluding sales charge)                      +17.69%    +10.97%    -6.09%     -3.00%
---------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(2)                          +19.77%    +10.83%    -6.98%     -3.64%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
  (unmanaged)(3)                                            +5.61%    +13.79%    +6.35%     +6.85%
---------------------------------------------------------------------------------------------------
Blended 2020 Composite Index (unmanaged)(4)                +17.41%    +14.68%    -2.78%     -0.31%
---------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(4)                             +31.50%    +28.41%    -4.74%     -2.28%
---------------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index
  (unmanaged)(4)                                            +0.08%     +0.28%    +2.49%     +2.88%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The 2020 Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended 2020 Composite Index.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(4) The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                 RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2020 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2009
                                                                                            SINCE
Without sales charge                                      6 MONTHS*    1 YEAR   3 YEARS   INCEPTION
Class A (inception 5/18/06)                                +17.69%    +10.97%    -6.09%     -3.00%
---------------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                              +17.64%    +10.83%      N/A      -7.55%
---------------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                              +17.80%    +11.03%      N/A      -7.32%
---------------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                              +17.95%    +11.39%      N/A      -7.08%
---------------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                              +17.92%    +11.43%      N/A      -7.05%
---------------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                +17.92%    +11.34%    -5.87%     -2.75%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                +10.93%     +4.59%    -7.92%     -4.65%
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to qualifying institutional investors only.

* Not annualized.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
8  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Retirement Plus 2025 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the six months ended Oct. 31, 2009, RiverSource Retirement Plus 2025
  Fund's (the 2025 Fund) Class A shares increased 18.05% (excluding sales charge). Its Blended 2025 Composite Index benchmark gained 19.01%.

> The 2025 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 5.61% during the same period.

> The Russell 3000(R) Index, the 2025 Fund's domestic equity benchmark, gained
  19.77% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2025 Composite Index, rose 31.50% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2025 Composite Index, gained 0.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2009)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    5/18/06
---------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025 Fund
  Class A(1) (excluding sales charge)                      +18.05%     +9.81%    -7.08%     -3.94%
---------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(2)                          +19.77%    +10.83%    -6.98%     -3.64%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
  (unmanaged)(3)                                            +5.61%    +13.79%    +6.35%     +6.85%
---------------------------------------------------------------------------------------------------
Blended 2025 Composite Index (unmanaged)(4)                +19.01%    +15.02%    -3.69%     -1.08%
---------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(4)                             +31.50%    +28.41%    -4.74%     -2.28%
---------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index
  (unmanaged)(4)                                            +0.08%     +0.28%    +2.49%     +2.88%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The 2025 Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended 2025 Composite Index.
(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(3) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(4) The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                 RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2025 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2009
                                                                                            SINCE
Without sales charge                                      6 MONTHS*    1 YEAR   3 YEARS   INCEPTION
Class A (inception 5/18/06)                                +18.05%     +9.81%    -7.08%     -3.94%
---------------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                              +17.70%     +9.50%      N/A      -8.60%
---------------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                              +17.97%     +9.76%      N/A      -8.35%
---------------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                              +18.07%    +10.04%      N/A      -8.14%
---------------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                              +18.23%    +10.19%      N/A      -8.07%
---------------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                +18.10%    +10.06%    -6.89%     -3.71%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                +11.26%     +3.49%    -8.90%     -5.57%
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to qualifying institutional investors only.

* Not annualized.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
10  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Retirement Plus 2030 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the six months ended Oct. 31, 2009, RiverSource Retirement Plus 2030
  Fund's (the 2030 Fund) Class A shares increased 17.97% (excluding sales charge). Its Blended 2030 Composite Index benchmark gained 19.01%.

> The 2030 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 5.61% during the same period.

> The Russell 3000(R) Index, the 2030 Fund's domestic equity benchmark, gained
  19.77% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2030 Composite Index, rose 31.50% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2030 Composite Index, gained 0.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2009)
--------------------------------------------------------------------------------


                                                                                           SINCE
                                                                                         INCEPTION
                                                            6 MONTHS*   1 YEAR  3 YEARS   5/18/06
--------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030 Fund
  Class A(1) (excluding sales charge)                        +17.97%    +9.98%   -7.04%    -3.79%
--------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(2)                            +19.77%   +10.83%   -6.98%    -3.64%
--------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)(3)     +5.61%   +13.79%   +6.35%    +6.85%
--------------------------------------------------------------------------------------------------
Blended 2030 Composite Index (unmanaged)(4)                  +19.01%   +15.02%   -3.69%    -1.08%
--------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(4)                               +31.50%   +28.41%   -4.74%    -2.28%
--------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)(4)     +0.08%    +0.28%   +2.49%    +2.88%
--------------------------------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The 2030 Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended 2030 Composite Index.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(4) The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  11

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2030 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2009
                                                                                            SINCE
Without sales charge                                      6 MONTHS*    1 YEAR   3 YEARS   INCEPTION
Class A (inception 5/18/06)                                +17.97%     +9.98%    -7.04%     -3.79%
---------------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                              +17.78%     +9.47%      N/A      -8.58%
---------------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                              +17.91%     +9.78%      N/A      -8.34%
---------------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                              +18.10%    +10.03%      N/A      -8.12%
---------------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                              +18.23%    +10.38%      N/A      -8.04%
---------------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                +18.07%    +10.15%    -6.85%     -3.60%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                +11.18%     +3.67%    -8.85%     -5.43%
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to qualifying institutional investors only.

* Not annualized.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
12  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Retirement Plus 2035 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the six months ended Oct. 31, 2009, RiverSource Retirement Plus 2035
  Fund's (the 2035 Fund) Class A shares increased 18.01% (excluding sales charge). Its Blended 2035 Composite Index benchmark gained 19.01%.

> The 2035 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 5.61% during the same period.

> The Russell 3000(R) Index, the 2035 Fund's domestic equity benchmark, increased 19.77% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2035 Composite Index, rose 31.50% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2035 Composite Index, gained 0.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2009)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    5/18/06
---------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035 Fund
  Class A(1) (excluding sales charge)                      +18.01%     +9.82%    -7.11%     -4.05%
---------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(2)                          +19.77%    +10.83%    -6.98%     -3.64%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
  (unmanaged)(3)                                            +5.61%    +13.79%    +6.35%     +6.85%
---------------------------------------------------------------------------------------------------
Blended 2035 Composite Index (unmanaged)(4)                +19.01%    +15.02%    -3.69%     -1.08%
---------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(4)                             +31.50%    +28.41%    -4.74%     -2.28%
---------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index
  (unmanaged)(4)                                            +0.08%     +0.28%    +2.49%     +2.88%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The 2035 Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended 2035 Composite Index.
(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(3) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(4) The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  13

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2035 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2009
                                                                                            SINCE
Without sales charge                                      6 MONTHS*    1 YEAR   3 YEARS   INCEPTION
Class A (inception 5/18/06)                                +18.01%     +9.82%    -7.11%     -4.05%
---------------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                              +17.82%     +9.39%      N/A      -8.61%
---------------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                              +17.95%     +9.79%      N/A      -8.36%
---------------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                              +18.11%    +10.15%      N/A      -8.13%
---------------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                              +18.27%    +10.19%      N/A      -8.10%
---------------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                +18.27%    +10.13%    -6.88%     -3.79%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                +11.23%     +3.51%    -8.93%     -5.68%
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to qualifying institutional investors only.

* Not annualized.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
14  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Retirement Plus 2040 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the six months ended Oct. 31, 2009, RiverSource Retirement Plus 2040
  Fund's (the 2040 Fund) Class A shares increased 18.05% (excluding sales charge). Its Blended 2040 Composite Index benchmark gained 19.01%.

> The 2040 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 5.61% during the same period.

> The Russell 3000(R) Index, the 2040 Fund's domestic equity benchmark, increased 19.77% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2040 Composite Index, rose 31.50% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2040 Composite Index, gained 0.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2009)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    5/18/06
---------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040 Fund
  Class A(1) (excluding sales charge)                      +18.05%     +9.98%    -6.96%     -3.79%
---------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(2)                          +19.77%    +10.83%    -6.98%     -3.64%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
  (unmanaged)(3)                                            +5.61%    +13.79%    +6.35%     +6.85%
---------------------------------------------------------------------------------------------------
Blended 2040 Composite Index (unmanaged)(4)                +19.01%    +15.02%    -3.69%     -1.08%
---------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(4)                             +31.50%    +28.41%    -4.74%     -2.28%
---------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index
  (unmanaged)(4)                                            +0.08%     +0.28%    +2.49%     +2.88%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The 2040 Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended 2040 Composite Index.
(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(3) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(4) The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  15

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2040 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2009
                                                                                            SINCE
Without sales charge                                      6 MONTHS*    1 YEAR   3 YEARS   INCEPTION
Class A (inception 5/18/06)                                +18.05%     +9.98%    -6.96%     -3.79%
---------------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                              +17.66%     +9.60%      N/A      -8.54%
---------------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                              +17.82%     +9.80%      N/A      -8.31%
---------------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                              +17.99%    +10.16%      N/A      -8.07%
---------------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                              +18.32%    +10.36%      N/A      -7.99%
---------------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                +18.32%    +10.23%    -6.78%     -3.57%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                +11.27%     +3.66%    -8.78%     -5.42%
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to qualifying institutional investors only.

* Not annualized.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
16  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Retirement Plus 2045 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the six months ended Oct. 31, 2009, RiverSource Retirement Plus 2045
  Fund's (the 2045 Fund) Class A shares increased 18.15% (excluding sales charge). Its Blended 2045 Composite Index benchmark gained 19.01%.

> The 2045 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 5.61% during the same period.

> The Russell 3000(R) Index, the 2045 Fund's domestic equity benchmark, increased 19.77% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2045 Composite Index, rose 31.50% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2045 Composite Index, gained 0.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2009)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    5/18/06
---------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045 Fund
  Class A(1) (excluding sales charge)                      +18.15%     +9.73%    -7.09%     -3.95%
---------------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)(2)                          +19.77%    +10.83%    -6.98%     -3.64%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index
  (unmanaged)(3)                                            +5.61%    +13.79%    +6.35%     +6.85%
---------------------------------------------------------------------------------------------------
Blended 2045 Composite Index (unmanaged)(4)                +19.01%    +15.02%    -3.69%     -1.08%
---------------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)(4)                             +31.50%    +28.41%    -4.74%     -2.28%
---------------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index
  (unmanaged)(4)                                            +0.08%     +0.28%    +2.49%     +2.88%
---------------------------------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The 2045 Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended 2045 Composite Index.
(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(3) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(4) The Blended Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  17

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Retirement Plus 2045 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2009
                                                                                            SINCE
Without sales charge                                      6 MONTHS*    1 YEAR   3 YEARS   INCEPTION
Class A (inception 5/18/06)                                +18.15%     +9.73%    -7.09%     -3.95%
---------------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                              +17.77%     +9.50%      N/A      -8.61%
---------------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                              +17.77%     +9.55%      N/A      -8.42%
---------------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                              +17.93%     +9.91%      N/A      -8.18%
---------------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                              +18.26%    +10.11%      N/A      -8.11%
---------------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                +18.26%    +10.08%    -6.88%     -3.74%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                +11.37%     +3.42%    -8.91%     -5.58%
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to qualifying institutional investors only.

* Not annualized.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
18  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

                        THIS PAGE LEFT BLANK INTENTIONALLY

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2010 FUND

Fund holdings at Oct. 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   28.8%                 34.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 6.8%                  2.8%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          8.7%                  2.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           9.3%                  6.5%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          4.9%                  6.4%
======================================================================================
                                                      58.5%                 52.3%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     17.3%                 20.7%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 8.8%                  8.2%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.9%                  0.2%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       3.8%                  0.7%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 5.3%                  4.3%
======================================================================================
                                                      36.1%                 34.1%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          2.7%                  4.9%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       2.7%                  8.7%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2009; % of portfolio assets)



Equity Funds(1)                                       58.5%
----------------------------------------------------------------

Fixed Income Funds(2)                                 36.1%
----------------------------------------------------------------

Alternative Investments(3)                             2.7%
----------------------------------------------------------------

Cash Equivalents(4)                                    2.7%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 46.8%, International 6.8% and U.S. Small Mid Cap
    4.9%.
(2) Includes Investment Grade 17.3%, International 8.8%, Inflation Protected Securities 5.3%, High Yield 3.8% and Global Bond 0.9%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
20  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2009; % of portfolio assets)


RiverSource Disciplined Equity Fund                    28.8%
-----------------------------------------------------------------
RiverSource Diversified Bond Fund                      17.3%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund            9.3%
-----------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                  8.8%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund           8.7%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  21

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2015 FUND

Fund holdings at Oct. 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   33.7%                 40.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                11.0%                  6.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          8.5%                  2.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           9.0%                  6.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.0%                  8.2%
======================================================================================
                                                      67.2%                 63.5%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     12.6%                 15.9%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 6.7%                  6.3%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           2.9%                  0.2%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       3.5%                  0.2%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 5.3%                  5.7%
======================================================================================
                                                      31.0%                 28.3%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          0.9%                  4.1%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.9%                  4.1%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2009; % of portfolio assets)



Equity Funds(1)                                       67.2%
----------------------------------------------------------------

Fixed Income Funds(2)                                 31.0%
----------------------------------------------------------------

Alternative Investments(3)                             0.9%
----------------------------------------------------------------

Cash Equivalents(4)                                    0.9%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 51.2%, International 11.0% and U.S. Small Mid Cap 5.0%.
(2) Includes Investment Grade 12.6%, International 6.7%, Inflation Protected Securities 5.3%, High Yield 3.5% and Global Bond 2.9%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
22  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2009; % of portfolio assets)


RiverSource Disciplined Equity Fund                    33.7%
-----------------------------------------------------------------
RiverSource Diversified Bond Fund                      12.6%
-----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 11.0%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund            9.0%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund           8.5%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  23

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2020 FUND

Fund holdings at Oct. 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   37.0%                 44.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                13.3%                  9.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          8.5%                  2.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           7.8%                  5.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.0%                  9.2%
======================================================================================
                                                      71.6%                 70.4%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      8.9%                 14.2%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 6.3%                  6.0%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           2.3%                  0.1%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       4.3%                  0.2%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 5.6%                  6.3%
======================================================================================
                                                      27.4%                 26.8%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          0.5%                  1.4%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.5%                  1.4%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2009; % of portfolio assets)



Equity Funds(1)                                       71.6%
----------------------------------------------------------------

Fixed Income Funds(2)                                 27.4%
----------------------------------------------------------------

Alternative Investments(3)                             0.5%
----------------------------------------------------------------

Cash Equivalents(4)                                    0.5%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 53.3%, International 13.3% and U.S. Small Mid Cap 5.0%.
(2) Includes Investment Grade 8.9%, International 6.3%, Inflation Protected Securities 5.6%, High Yield 4.3% and Global Bond 2.3%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
24  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2009; % of portfolio assets)


RiverSource Disciplined Equity Fund                    37.0%
-----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 13.3%
-----------------------------------------------------------------
RiverSource Diversified Bond Fund                       8.9%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund           8.5%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund            7.8%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  25

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2025 FUND

Fund holdings at Oct. 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   42.2%                 48.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                15.7%                 11.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          8.9%                  2.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           7.6%                  3.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.2%                  9.9%
======================================================================================
                                                      79.6%                 74.6%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      6.7%                 10.8%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 4.0%                  3.6%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.8%                  0.1%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       2.8%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 5.5%                  7.8%
======================================================================================
                                                      19.8%                 22.4%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          0.3%                  1.5%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.3%                  1.5%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2009; % of portfolio assets)



Equity Funds(1)                                       79.6%
----------------------------------------------------------------

Fixed Income Funds(2)                                 19.8%
----------------------------------------------------------------

Alternative Investments(3)                             0.3%
----------------------------------------------------------------

Cash Equivalents(4)                                    0.3%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 58.7%, International 15.7% and U.S. Small Mid Cap 5.2%.
(2) Includes Investment Grade 6.7%, International 4.0%, Inflation Protected Securities 5.5%, High Yield 2.8% and Global Bond 0.8%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
26  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2009; % of portfolio assets)


RiverSource Disciplined Equity Fund                    42.2%
-----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 15.7%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund           8.9%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund            7.6%
-----------------------------------------------------------------
RiverSource Diversified Bond Fund                       6.7%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  27

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2030 FUND

Fund holdings at Oct. 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   42.2%                 47.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                15.7%                 11.8%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          8.9%                  2.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           7.6%                  3.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.2%                  9.9%
======================================================================================
                                                      79.6%                 74.4%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      6.8%                 11.0%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 4.0%                  3.6%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.8%                  0.1%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       2.7%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 5.5%                  7.8%
======================================================================================
                                                      19.8%                 22.6%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          0.3%                  1.5%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.3%                  1.5%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2009; % of portfolio assets)



Equity Funds(1)                                       79.6%
----------------------------------------------------------------

Fixed Income Funds(2)                                 19.8%
----------------------------------------------------------------

Alternative Investments(3)                             0.3%
----------------------------------------------------------------

Cash Equivalents(4)                                    0.3%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 58.7%, International 15.7% and U.S. Small Mid Cap 5.2%.
(2) Includes Investment Grade 6.8%, Inflation Protected Securities 5.5%, International 4.0%, High Yield 2.7% and Global Bond 0.8%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
28  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2009; % of portfolio assets)


RiverSource Disciplined Equity Fund                    42.2%
-----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 15.7%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund           8.9%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund            7.6%
-----------------------------------------------------------------
RiverSource Diversified Bond Fund                       6.8%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  29

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2035 FUND

Fund holdings at Oct. 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   42.2%                 48.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                15.7%                 11.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          8.9%                  2.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           7.6%                  3.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.2%                  9.9%
======================================================================================
                                                      79.6%                 74.7%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      6.8%                 10.7%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 4.0%                  3.6%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.8%                  0.1%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       2.7%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 5.5%                  7.8%
======================================================================================
                                                      19.8%                 22.3%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          0.3%                  1.5%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.3%                  1.5%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2009; % of portfolio assets)



Equity Funds(1)                                       79.6%
----------------------------------------------------------------

Fixed Income Funds(2)                                 19.8%
----------------------------------------------------------------

Alternative Investments(3)                             0.3%
----------------------------------------------------------------

Cash Equivalents(4)                                    0.3%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 58.7%, International 15.7% and U.S. Small Mid Cap 5.2%.
(2) Includes Investment Grade 6.8%, Inflation Protected Securities 5.5%, International 4.0%, High Yield 2.7% and Global Bond 0.8%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
30  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2009; % of portfolio assets)


RiverSource Disciplined Equity Fund                    42.2%
-----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 15.7%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund           8.9%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund            7.6%
-----------------------------------------------------------------
RiverSource Diversified Bond Fund                       6.8%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  31

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2040 FUND

Fund holdings at Oct. 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   42.2%                 47.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                15.7%                 11.5%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          8.9%                  2.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           7.6%                  3.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.2%                  9.9%
======================================================================================
                                                      79.6%                 74.1%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      6.8%                 11.1%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 4.0%                  3.6%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.8%                  0.1%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       2.7%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 5.5%                  8.0%
======================================================================================
                                                      19.8%                 22.9%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          0.3%                  1.5%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.3%                  1.5%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2009; % of portfolio assets)



Equity Funds(1)                                       79.6%
----------------------------------------------------------------

Fixed Income Funds(2)                                 19.8%
----------------------------------------------------------------

Alternative Investments(3)                             0.3%
----------------------------------------------------------------

Cash Equivalents(4)                                    0.3%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 58.7%, International 15.7% and U.S. Small Mid Cap 5.2%.
(2) Includes Investment Grade 6.8%, Inflation Protected Securities 5.5%, International 4.0%, High Yield 2.7% and Global Bond 0.8%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
32  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2009; % of portfolio assets)


RiverSource Disciplined Equity Fund                    42.2%
-----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 15.7%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund           8.9%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund            7.6%
-----------------------------------------------------------------
RiverSource Diversified Bond Fund                       6.8%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  33

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2045 FUND

Fund holdings at Oct. 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   42.2%                 48.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                15.7%                 11.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          8.9%                  2.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           7.6%                  3.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.2%                  9.9%
======================================================================================
                                                      79.6%                 74.7%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      6.8%                 10.8%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 4.0%                  3.6%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.8%                  0.1%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       2.7%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 5.5%                  7.7%
======================================================================================
                                                      19.8%                 22.3%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          0.3%                  1.5%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.3%                  1.5%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Oct. 31, 2009; % of portfolio assets)



Equity Funds(1)                                       79.6%
----------------------------------------------------------------

Fixed Income Funds(2)                                 19.8%
----------------------------------------------------------------

Alternative Investments(3)                             0.3%
----------------------------------------------------------------

Cash Equivalents(4)                                    0.3%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 58.7%, International 15.7% and U.S. Small Mid Cap 5.2%.
(2) Includes Investment Grade 6.8%, Inflation Protected Securities 5.5%, International 4.0%, High Yield 2.7% and Global Bond 0.8%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
34  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at Oct. 31, 2009; % of portfolio assets)


RiverSource Disciplined Equity Fund                    42.2%
-----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 15.7%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund           8.9%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund            7.6%
-----------------------------------------------------------------
RiverSource Diversified Bond Fund                       6.8%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  35

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any underlying funds (also referred to as "acquired funds") in which each Fund invests. The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Oct. 31, 2009.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
36  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2010 Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  MAY 1, 2009    OCT. 31, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,153.90         $2.11             $5.56
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.11         $1.98             $5.22
--------------------------------------------------------------------------------------------------

Class R2
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,151.60         $4.21             $7.66
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,021.16         $3.95             $7.19
--------------------------------------------------------------------------------------------------

Class R3
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,153.10         $2.86             $6.32
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.41         $2.69             $5.93
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,152.80         $1.51             $4.97
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.66         $1.42             $4.67
--------------------------------------------------------------------------------------------------

Class R5
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,155.60         $0.16             $3.62
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,024.92         $0.15             $3.40
--------------------------------------------------------------------------------------------------

Class Y
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,154.70         $0.97             $4.43
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,024.17         $0.91             $4.16
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .39%               .64%             1.03%
---------------------------------------------------------------------------------------------------------
Class R2                                                       .78%               .64%             1.42%
---------------------------------------------------------------------------------------------------------
Class R3                                                       .53%               .64%             1.17%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .28%               .64%              .92%
---------------------------------------------------------------------------------------------------------
Class R5                                                       .03%               .64%              .67%
---------------------------------------------------------------------------------------------------------
Class Y                                                        .18%               .64%              .82%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.69% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2009, the actual expenses paid would have been $5.83 for Class A, $7.93 for Class R2, $6.58 for Class R3, $5.23 for Class R4, $3.89 for Class R5 and $4.70 for Class Y; the hypothetical expenses paid would have been $5.48 for Class A, $7.45 for Class R2, $6.19 for Class R3, $4.92 for Class R4, $3.65 for Class R5 and $4.41 for Class Y.
(d) Based on the actual return for the six months ended Oct. 31, 2009: +15.39% for Class A, +15.16% for Class R2, +15.31% for Class R3, +15.28% for Class R4, +15.56% for Class R5 and +15.47% for Class Y.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  37

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------


RiverSource Retirement Plus 2015 Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  MAY 1, 2009    OCT. 31, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,166.40         $2.12             $5.59
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.11         $1.98             $5.22
--------------------------------------------------------------------------------------------------

Class R2
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,164.70         $4.23             $7.71
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,021.16         $3.95             $7.19
--------------------------------------------------------------------------------------------------

Class R3
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,166.20         $2.88             $6.35
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.41         $2.69             $5.93
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,167.60         $1.52             $5.00
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.66         $1.42             $4.67
--------------------------------------------------------------------------------------------------

Class R5
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,168.90         $0.16             $3.64
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,024.92         $0.15             $3.40
--------------------------------------------------------------------------------------------------

Class Y
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,168.90         $0.98             $4.46
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,024.17         $0.91             $4.16
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .39%               .64%             1.03%
---------------------------------------------------------------------------------------------------------
Class R2                                                       .78%               .64%             1.42%
---------------------------------------------------------------------------------------------------------
Class R3                                                       .53%               .64%             1.17%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .28%               .64%              .92%
---------------------------------------------------------------------------------------------------------
Class R5                                                       .03%               .64%              .67%
---------------------------------------------------------------------------------------------------------
Class Y                                                        .18%               .64%              .82%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.69% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2009, the actual expenses paid would have been $5.87 for Class A, $7.98 for Class R2, $6.63 for Class R3, $5.27 for Class R4, $3.91 for Class R5 and $4.73 for Class Y; the hypothetical expenses paid would have been $5.48 for Class A, $7.45 for Class R2, $6.19 for Class R3, $4.92 for Class R4, $3.65 for Class R5 and $4.41 for Class Y.
(d) Based on the actual return for the six months ended Oct. 31, 2009: +16.64% for Class A, +16.47% for Class R2, +16.62% for Class R3, +16.76% for Class R4, +16.89% for Class R5 and +16.89% for Class Y.


--------------------------------------------------------------------------------
38  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2020 Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  MAY 1, 2009    OCT. 31, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,176.90         $2.13             $5.62
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.11         $1.98             $5.22
--------------------------------------------------------------------------------------------------

Class R2
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,176.40         $4.26             $7.75
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,021.16         $3.95             $7.19
--------------------------------------------------------------------------------------------------

Class R3
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,178.00         $2.89             $6.39
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.41         $2.69             $5.93
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,179.50         $1.53             $5.03
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.66         $1.42             $4.67
--------------------------------------------------------------------------------------------------

Class R5
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,179.20         $0.16             $3.66
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,024.92         $0.15             $3.40
--------------------------------------------------------------------------------------------------

Class Y
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,179.20         $0.98             $4.48
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,024.17         $0.91             $4.16
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .39%               .64%             1.03%
---------------------------------------------------------------------------------------------------------
Class R2                                                       .78%               .64%             1.42%
---------------------------------------------------------------------------------------------------------
Class R3                                                       .53%               .64%             1.17%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .28%               .64%              .92%
---------------------------------------------------------------------------------------------------------
Class R5                                                       .03%               .64%              .67%
---------------------------------------------------------------------------------------------------------
Class Y                                                        .18%               .64%              .82%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.68% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2009, the actual expenses paid would have been $5.84 for Class A, $7.97 for Class R2, $6.61 for Class R3, $5.25 for Class R4, $3.88 for Class R5 and $4.70 for Class Y; the hypothetical expenses paid would have been $5.43 for Class A, $7.40 for Class R2, $6.13 for Class R3, $4.87 for Class R4, $3.60 for Class R5 and $4.36 for Class Y.
(d) Based on the actual return for the six months ended Oct. 31, 2009: +17.69% for Class A, +17.64% for Class R2, +17.80% for Class R3, +17.95% for Class R4, +17.92% for Class R5 and +17.92% for Class Y.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  39

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------


RiverSource Retirement Plus 2025 Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  MAY 1, 2009    OCT. 31, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,180.50         $2.13             $5.58
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.11         $1.98             $5.17
--------------------------------------------------------------------------------------------------

Class R2
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,177.00         $4.26             $7.69
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,021.16         $3.95             $7.14
--------------------------------------------------------------------------------------------------

Class R3
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,179.70         $2.90             $6.34
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.41         $2.69             $5.88
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,180.70         $1.53             $4.97
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.66         $1.42             $4.62
--------------------------------------------------------------------------------------------------

Class R5
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,182.30         $0.16             $3.61
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,024.92         $0.15             $3.35
--------------------------------------------------------------------------------------------------

Class Y
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,181.00         $0.98             $4.43
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,024.17         $0.91             $4.11
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .39%               .63%             1.02%
---------------------------------------------------------------------------------------------------------
Class R2                                                       .78%               .63%             1.41%
---------------------------------------------------------------------------------------------------------
Class R3                                                       .53%               .63%             1.16%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .28%               .63%              .91%
---------------------------------------------------------------------------------------------------------
Class R5                                                       .03%               .63%              .66%
---------------------------------------------------------------------------------------------------------
Class Y                                                        .18%               .63%              .81%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.66% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2009, the actual expenses paid would have been $5.74 for Class A, $7.86 for Class R2, $6.50 for Class R3, $5.14 for Class R4, $3.77 for Class R5 and $4.59 for Class Y; the hypothetical expenses paid would have been $5.33 for Class A, $7.30 for Class R2, $6.03 for Class R3, $4.77 for Class R4, $3.50 for Class R5 and $4.26 for Class Y.
(d) Based on the actual return for the six months ended Oct. 31, 2009: +18.05% for Class A, +17.70% for Class R2, +17.97% for Class R3, +18.07% for Class R4, +18.23% for Class R5 and +18.10% for Class Y.


--------------------------------------------------------------------------------
40  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2030 Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  MAY 1, 2009    OCT. 31, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,179.70         $2.13             $5.57
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.11         $1.98             $5.17
--------------------------------------------------------------------------------------------------

Class R2
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,177.80         $4.26             $7.70
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,021.16         $3.95             $7.14
--------------------------------------------------------------------------------------------------

Class R3
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,179.10         $2.90             $6.34
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.41         $2.69             $5.88
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,181.00         $1.53             $4.98
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.66         $1.42             $4.62
--------------------------------------------------------------------------------------------------

Class R5
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,182.30         $0.16             $3.61
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,024.92         $0.15             $3.35
--------------------------------------------------------------------------------------------------

Class Y
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,180.70         $0.98             $4.43
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,024.17         $0.91             $4.11
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .39%               .63%             1.02%
---------------------------------------------------------------------------------------------------------
Class R2                                                       .78%               .63%             1.41%
---------------------------------------------------------------------------------------------------------
Class R3                                                       .53%               .63%             1.16%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .28%               .63%              .91%
---------------------------------------------------------------------------------------------------------
Class R5                                                       .03%               .63%              .66%
---------------------------------------------------------------------------------------------------------
Class Y                                                        .18%               .63%              .81%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.66% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2009, the actual expenses paid would have been $5.74 for Class A, $7.86 for Class R2, $6.50 for Class R3, $5.14 for Class R4, $3.77 for Class R5 and $4.59 for Class Y; the hypothetical expenses paid would have been $5.33 for Class A, $7.30 for Class R2, $6.03 for Class R3, $4.77 for Class R4, $3.50 for Class R5 and $4.26 for Class Y.
(d) Based on the actual return for the six months ended Oct. 31, 2009: +17.97% for Class A, +17.78% for Class R2, +17.91% for Class R3, +18.10% for Class R4, +18.23% for Class R5 and +18.07% for Class Y.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  41

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------


RiverSource Retirement Plus 2035 Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  MAY 1, 2009    OCT. 31, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,180.10         $2.13             $5.57
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.11         $1.98             $5.17
--------------------------------------------------------------------------------------------------

Class R2
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,178.20         $4.26             $7.70
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,021.16         $3.95             $7.14
--------------------------------------------------------------------------------------------------

Class R3
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,179.50         $2.90             $6.34
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.41         $2.69             $5.88
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,181.10         $1.53             $4.98
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.66         $1.42             $4.62
--------------------------------------------------------------------------------------------------

Class R5
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,182.70         $0.16             $3.61
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,024.92         $0.15             $3.35
--------------------------------------------------------------------------------------------------

Class Y
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,182.70         $0.98             $4.43
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,024.17         $0.91             $4.11
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .39%               .63%             1.02%
---------------------------------------------------------------------------------------------------------
Class R2                                                       .78%               .63%             1.41%
---------------------------------------------------------------------------------------------------------
Class R3                                                       .53%               .63%             1.16%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .28%               .63%              .91%
---------------------------------------------------------------------------------------------------------
Class R5                                                       .03%               .63%              .66%
---------------------------------------------------------------------------------------------------------
Class Y                                                        .18%               .63%              .81%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.66% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2009, the actual expenses paid would have been $5.74 for Class A, $7.86 for Class R2, $6.50 for Class R3, $5.14 for Class R4, $3.78 for Class R5 and $4.60 for Class Y; the hypothetical expenses paid would have been $5.33 for Class A, $7.30 for Class R2, $6.03 for Class R3, $4.77 for Class R4, $3.50 for Class R5 and $4.26 for Class Y.
(d) Based on the actual return for the six months ended Oct. 31, 2009: +18.01% for Class A, +17.82% for Class R2, +17.95% for Class R3, +18.11% for Class R4, +18.27% for Class R5 and +18.27% for Class Y.


--------------------------------------------------------------------------------
42  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2040 Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  MAY 1, 2009    OCT. 31, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,180.50         $2.13             $5.58
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.11         $1.98             $5.17
--------------------------------------------------------------------------------------------------

Class R2
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,176.60         $4.26             $7.69
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,021.16         $3.95             $7.14
--------------------------------------------------------------------------------------------------

Class R3
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,178.20         $2.89             $6.33
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.41         $2.69             $5.88
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,179.90         $1.53             $4.97
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.66         $1.42             $4.62
--------------------------------------------------------------------------------------------------

Class R5
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,183.20         $0.16             $3.61
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,024.92         $0.15             $3.35
--------------------------------------------------------------------------------------------------

Class Y
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,183.20         $0.99             $4.43
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,024.17         $0.91             $4.11
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .39%               .63%             1.02%
---------------------------------------------------------------------------------------------------------
Class R2                                                       .78%               .63%             1.41%
---------------------------------------------------------------------------------------------------------
Class R3                                                       .53%               .63%             1.16%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .28%               .63%              .91%
---------------------------------------------------------------------------------------------------------
Class R5                                                       .03%               .63%              .66%
---------------------------------------------------------------------------------------------------------
Class Y                                                        .18%               .63%              .81%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.66% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2009, the actual expenses paid would have been $5.74 for Class A, $7.86 for Class R2, $6.50 for Class R3, $5.14 for Class R4, $3.78 for Class R5 and $4.60 for Class Y; the hypothetical expenses paid would have been $5.33 for Class A, $7.30 for Class R2, $6.03 for Class R3, $4.77 for Class R4, $3.50 for Class R5 and $4.26 for Class Y.
(d) Based on the actual return for the six months ended Oct. 31, 2009: +18.05% for Class A, +17.66% for Class R2, +17.82% for Class R3, +17.99% for Class R4, +18.32% for Class R5 and +18.32% for Class Y.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  43

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------


RiverSource Retirement Plus 2045 Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  MAY 1, 2009    OCT. 31, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,181.50         $2.13             $5.58
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.11         $1.98             $5.17
--------------------------------------------------------------------------------------------------

Class R2
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,177.70         $4.26             $7.70
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,021.16         $3.95             $7.14
--------------------------------------------------------------------------------------------------

Class R3
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,177.70         $2.89             $6.33
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.41         $2.69             $5.88
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,179.30         $1.53             $4.97
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.66         $1.42             $4.62
--------------------------------------------------------------------------------------------------

Class R5
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,182.60         $0.16             $3.61
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,024.92         $0.15             $3.35
--------------------------------------------------------------------------------------------------

Class Y
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,182.60         $0.98             $4.43
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,024.17         $0.91             $4.11
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .39%               .63%             1.02%
---------------------------------------------------------------------------------------------------------
Class R2                                                       .78%               .63%             1.41%
---------------------------------------------------------------------------------------------------------
Class R3                                                       .53%               .63%             1.16%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .28%               .63%              .91%
---------------------------------------------------------------------------------------------------------
Class R5                                                       .03%               .63%              .66%
---------------------------------------------------------------------------------------------------------
Class Y                                                        .18%               .63%              .81%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.66% for all classes. Had these commitments not been in place for the entire six month period ended Oct. 31, 2009, the actual expenses paid would have been $5.74 for Class A, $7.86 for Class R2, $6.50 for Class R3, $5.14 for Class R4, $3.78 for Class R5 and $4.60 for Class Y; the hypothetical expenses paid would have been $5.33 for Class A, $7.30 for Class R2, $6.03 for Class R3, $4.77 for Class R4, $3.50 for Class R5 and $4.26 for Class Y.
(d) Based on the actual return for the six months ended Oct. 31, 2009: +18.15% for Class A, +17.77% for Class R2, +17.77% for Class R3, +17.93% for Class R4, +18.26% for Class R5 and +18.26% for Class Y.


--------------------------------------------------------------------------------
44  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2010 Fund
OCT. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (58.7%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (6.8%)
RiverSource Disciplined International Equity
 Fund                                                  83,081                $583,232
-------------------------------------------------------------------------------------

U.S. LARGE CAP (47.0%)
RiverSource Disciplined Equity Fund                   555,414               2,477,147
RiverSource Disciplined Large Cap Growth Fund         100,825                 746,104
RiverSource Disciplined Large Cap Value Fund          106,697                 802,361
                                                                      ---------------
Total                                                                       4,025,612
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (4.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           64,327                 418,125
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $5,150,066)                                                         $5,026,969
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (36.2%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.9%)
RiverSource Global Bond Fund                           10,710                 $76,149
-------------------------------------------------------------------------------------

HIGH YIELD (3.8%)
RiverSource High Yield Bond Fund                      126,095                 325,326
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.3%)
RiverSource Inflation Protected Securities
 Fund                                                  45,385                 457,024
-------------------------------------------------------------------------------------

INTERNATIONAL (8.8%)
RiverSource Emerging Markets Bond Fund                 72,733                 752,791
-------------------------------------------------------------------------------------

INVESTMENT GRADE (17.4%)
RiverSource Diversified Bond Fund                     306,972               1,482,675
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,907,674)                                                         $3,093,965
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (2.7%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           23,241                $231,941
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $229,005)                                                             $231,941
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (2.7%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                      229,398                $229,398
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $229,398)                                                             $229,398
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $8,516,143)(b)                                                      $8,582,273
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $8,516,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $463,000
     Unrealized depreciation                                                      (397,000)
     -------------------------------------------------------------------------------------
     Net unrealized appreciation                                                   $66,000
     -------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  45

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2010 Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2009:

                                                                  FAIR VALUE AT OCT. 31, 2009
                                                 -------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $8,582,273           $--             $--        $8,582,273





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
46  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2015 Fund
OCT. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (67.4%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (11.0%)
RiverSource Disciplined International Equity
 Fund                                                  311,842             $2,189,132
-------------------------------------------------------------------------------------

U.S. LARGE CAP (51.4%)
RiverSource Disciplined Equity Fund                  1,521,788              6,787,175
RiverSource Disciplined Large Cap Growth Fund          229,238              1,696,361
RiverSource Disciplined Large Cap Value Fund           238,482              1,793,383
                                                                      ---------------
Total                                                                      10,276,919
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.0%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           152,307                989,996
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $12,412,164)                                                       $13,456,047
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (31.0%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (2.9%)
RiverSource Global Bond Fund                            80,322               $571,091
-------------------------------------------------------------------------------------

HIGH YIELD (3.5%)
RiverSource High Yield Bond Fund                       273,628                705,959
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.3%)
RiverSource Inflation Protected Securities
 Fund                                                  105,134              1,058,703
-------------------------------------------------------------------------------------

INTERNATIONAL (6.7%)
RiverSource Emerging Markets Bond Fund                 129,237              1,337,603
-------------------------------------------------------------------------------------

INVESTMENT GRADE (12.6%)
RiverSource Diversified Bond Fund                      519,939              2,511,305
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $5,774,314)                                                         $6,184,661
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.9%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            18,057               $180,213
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $176,465)                                                             $180,213
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.9%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       179,759               $179,759
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $179,759)                                                             $179,759
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $18,542,702)(b)                                                    $20,000,680
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $18,543,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $1,458,000
     Unrealized depreciation                                                             --
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $1,458,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  47

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2015 Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2009:

                                                                   FAIR VALUE AT OCT. 31, 2009
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $20,000,680          $--             $--        $20,000,680





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
48  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2020 Fund
OCT. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (71.6%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (13.3%)
RiverSource Disciplined International Equity
 Fund                                                  415,418             $2,916,236
-------------------------------------------------------------------------------------

U.S. LARGE CAP (53.3%)
RiverSource Disciplined Equity Fund                  1,816,576              8,101,932
RiverSource Disciplined Large Cap Growth Fund          250,243              1,851,798
RiverSource Disciplined Large Cap Value Fund           226,458              1,702,963
                                                                      ---------------
Total                                                                      11,656,693
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.0%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           168,548              1,095,563
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $18,195,397)                                                       $15,668,492
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (27.5%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (2.4%)
RiverSource Global Bond Fund                            72,255               $513,731
-------------------------------------------------------------------------------------

HIGH YIELD (4.3%)
RiverSource High Yield Bond Fund                       367,975                949,376
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.7%)
RiverSource Inflation Protected Securities
 Fund                                                  122,780              1,236,396
-------------------------------------------------------------------------------------

INTERNATIONAL (6.3%)
RiverSource Emerging Markets Bond Fund                 133,682              1,383,604
-------------------------------------------------------------------------------------

INVESTMENT GRADE (8.8%)
RiverSource Diversified Bond Fund                      401,366              1,938,595
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $5,688,097)                                                         $6,021,702
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            10,039               $100,186
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $99,058)                                                              $100,186
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                        99,202                $99,202
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $99,202)                                                               $99,202
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $24,081,754)(b)                                                    $21,889,582
=====================================================================================





NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $24,082,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $902,000
     Unrealized depreciation                                                     (3,094,000)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(2,192,000)
     --------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  49

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2020 Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2009:

                                                                   FAIR VALUE AT OCT. 31, 2009
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $21,889,582          $--             $--        $21,889,582





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
50  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2025 Fund
OCT. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (79.7%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (15.7%)
RiverSource Disciplined International Equity
 Fund                                                  544,384             $3,821,579
-------------------------------------------------------------------------------------

U.S. LARGE CAP (58.8%)
RiverSource Disciplined Equity Fund                  2,294,296             10,232,558
RiverSource Disciplined Large Cap Growth Fund          292,628              2,165,446
RiverSource Disciplined Large Cap Value Fund           245,344              1,844,986
                                                                      ---------------
Total                                                                      14,242,990
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           195,345              1,269,744
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $23,431,807)                                                       $19,334,313
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (19.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.8%)
RiverSource Global Bond Fund                            27,809               $197,725
-------------------------------------------------------------------------------------

HIGH YIELD (2.8%)
RiverSource High Yield Bond Fund                       259,035                668,310
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.5%)
RiverSource Inflation Protected Securities
 Fund                                                  131,607              1,325,287
-------------------------------------------------------------------------------------

INTERNATIONAL (4.0%)
RiverSource Emerging Markets Bond Fund                  94,030                973,207
-------------------------------------------------------------------------------------

INVESTMENT GRADE (6.7%)
RiverSource Diversified Bond Fund                      339,086              1,637,788
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $4,571,708)                                                         $4,802,317
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.3%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                             8,203                $81,866
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $80,792)                                                               $81,866
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.3%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                        80,926                $80,926
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $80,926)                                                               $80,926
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $28,165,233)(b)                                                    $24,299,422
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $28,165,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $747,000
     Unrealized depreciation                                                     (4,613,000)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(3,866,000)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  51

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2025 Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2009:

                                                                   FAIR VALUE AT OCT. 31, 2009
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $24,299,422          $--             $--        $24,299,422





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
52  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2030 Fund
OCT. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (79.7%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (15.8%)
RiverSource Disciplined International Equity
 Fund                                                  547,451             $3,843,105
-------------------------------------------------------------------------------------

U.S. LARGE CAP (58.7%)
RiverSource Disciplined Equity Fund                  2,306,927             10,288,893
RiverSource Disciplined Large Cap Growth Fund          294,500              2,179,303
RiverSource Disciplined Large Cap Value Fund           246,762              1,855,653
                                                                      ---------------
Total                                                                      14,323,849
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           195,933              1,273,564
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $22,105,827)                                                       $19,440,518
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (19.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.8%)
RiverSource Global Bond Fund                            27,951               $198,728
-------------------------------------------------------------------------------------

HIGH YIELD (2.8%)
RiverSource High Yield Bond Fund                       260,215                671,354
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.5%)
RiverSource Inflation Protected Securities
 Fund                                                  132,229              1,331,550
-------------------------------------------------------------------------------------

INTERNATIONAL (4.0%)
RiverSource Emerging Markets Bond Fund                  94,557                978,661
-------------------------------------------------------------------------------------

INVESTMENT GRADE (6.7%)
RiverSource Diversified Bond Fund                      340,677              1,645,472
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $4,548,820)                                                         $4,825,765
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.3%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                             8,228                $82,114
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $81,064)                                                               $82,114
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.3%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                        81,257                $81,257
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $81,257)                                                               $81,257
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $26,816,968)(b)                                                    $24,429,654
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $26,817,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $747,000
     Unrealized depreciation                                                     (3,134,000)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(2,387,000)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  53

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2030 Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Oct 31, 2009:

                                                                   FAIR VALUE AT OCT. 31, 2009
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $24,429,654          $--             $--        $24,429,654





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
54  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2035 Fund
OCT. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (79.7%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (15.8%)
RiverSource Disciplined International Equity
 Fund                                                  390,913             $2,744,211
-------------------------------------------------------------------------------------

U.S. LARGE CAP (58.7%)
RiverSource Disciplined Equity Fund                  1,646,072              7,341,483
RiverSource Disciplined Large Cap Growth Fund          210,199              1,555,471
RiverSource Disciplined Large Cap Value Fund           176,145              1,324,614
                                                                      ---------------
Total                                                                      10,221,568
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           140,196                911,276
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $16,366,454)                                                       $13,877,055
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (19.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.8%)
RiverSource Global Bond Fund                            19,959               $141,909
-------------------------------------------------------------------------------------

HIGH YIELD (2.8%)
RiverSource High Yield Bond Fund                       186,168                480,314
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.5%)
RiverSource Inflation Protected Securities
 Fund                                                   94,418                950,794
-------------------------------------------------------------------------------------

INTERNATIONAL (4.0%)
RiverSource Emerging Markets Bond Fund                  67,463                698,239
-------------------------------------------------------------------------------------

INVESTMENT GRADE (6.7%)
RiverSource Diversified Bond Fund                      242,787              1,172,660
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $3,270,611)                                                         $3,443,916
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.3%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                             5,880                $58,682
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $57,932)                                                               $58,682
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.3%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                        57,967                $57,967
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $57,967)                                                               $57,967
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $19,752,964)(b)                                                    $17,437,620
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $19,753,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $538,000
     Unrealized depreciation                                                     (2,853,000)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(2,315,000)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  55

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2035 Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2009:

                                                                   FAIR VALUE AT OCT. 31, 2009
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $17,437,620          $--             $--        $17,437,620





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
56  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2040 Fund
OCT. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (79.7%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (15.8%)
RiverSource Disciplined International Equity
 Fund                                                  273,150             $1,917,514
-------------------------------------------------------------------------------------

U.S. LARGE CAP (58.7%)
RiverSource Disciplined Equity Fund                  1,151,444              5,135,440
RiverSource Disciplined Large Cap Growth Fund          147,165              1,089,018
RiverSource Disciplined Large Cap Value Fund           123,142                926,027
                                                                      ---------------
Total                                                                       7,150,485
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            97,417                633,212
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $10,832,311)                                                        $9,701,211
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (19.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.8%)
RiverSource Global Bond Fund                            13,961                $99,263
-------------------------------------------------------------------------------------

HIGH YIELD (2.8%)
RiverSource High Yield Bond Fund                       129,895                335,130
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.5%)
RiverSource Inflation Protected Securities
 Fund                                                   66,065                665,270
-------------------------------------------------------------------------------------

INTERNATIONAL (4.0%)
RiverSource Emerging Markets Bond Fund                  47,163                488,138
-------------------------------------------------------------------------------------

INVESTMENT GRADE (6.7%)
RiverSource Diversified Bond Fund                      170,440                823,224
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,282,874)                                                         $2,411,025
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.3%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                             4,103                $40,951
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $40,468)                                                               $40,951
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.3%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                        40,578                $40,578
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $40,578)                                                               $40,578
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $13,196,231)(b)                                                    $12,193,765
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $13,196,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $372,000
     Unrealized depreciation                                                     (1,374,000)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(1,002,000)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  57

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2040 Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2009:

                                                                   FAIR VALUE AT OCT. 31, 2009
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $12,193,765          $--             $--        $12,193,765





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
58  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2045 Fund
OCT. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (79.7%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (15.8%)
RiverSource Disciplined International Equity
 Fund                                                  256,937             $1,803,697
-------------------------------------------------------------------------------------

U.S. LARGE CAP (58.7%)
RiverSource Disciplined Equity Fund                  1,083,214              4,831,132
RiverSource Disciplined Large Cap Growth Fund          138,095              1,021,904
RiverSource Disciplined Large Cap Value Fund           115,862                871,284
                                                                      ---------------
Total                                                                       6,724,320
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            92,194                599,259
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $9,332,591)                                                         $9,127,276
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (19.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.8%)
RiverSource Global Bond Fund                            13,131                $93,363
-------------------------------------------------------------------------------------

HIGH YIELD (2.8%)
RiverSource High Yield Bond Fund                       121,994                314,745
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.5%)
RiverSource Inflation Protected Securities
 Fund                                                   62,128                625,634
-------------------------------------------------------------------------------------

INTERNATIONAL (4.0%)
RiverSource Emerging Markets Bond Fund                  44,392                459,459
-------------------------------------------------------------------------------------

INVESTMENT GRADE (6.7%)
RiverSource Diversified Bond Fund                      160,287                774,187
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,129,939)                                                         $2,267,388
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.3%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                             3,871                $38,634
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $37,964)                                                               $38,634
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.3%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                        38,152                $38,152
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $38,152)                                                               $38,152
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $11,538,646)(b)                                                    $11,471,450
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $11,539,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $364,000
     Unrealized depreciation                                                      (432,000)
     -------------------------------------------------------------------------------------
     Net unrealized depreciation                                                  $(68,000)
     -------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  59

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2045 Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2009:

                                                                   FAIR VALUE AT OCT. 31, 2009
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $11,471,450          $--             $--        $11,471,450





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
60  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                         RIVERSOURCE      RIVERSOURCE      RIVERSOURCE
                                                          RETIREMENT       RETIREMENT       RETIREMENT
                                                          PLUS 2010        PLUS 2015        PLUS 2020
OCT. 31, 2009 (UNAUDITED)                                    FUND             FUND             FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $8,516,143, $18,542,702 and
  $24,081,754, respectively)                             $ 8,582,273      $20,000,680      $21,889,582
Capital shares receivable                                         --            1,544            1,256
Dividends receivable                                           1,044            2,001            1,897
Receivable for affiliated investments sold                     2,464               --          104,083
------------------------------------------------------------------------------------------------------
Total assets                                               8,585,781       20,004,225       21,996,818
------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                         2,464              438          104,158
Payable for investments purchased                                 --            1,106               --
Accrued distribution fees                                         24               36               32
Accrued transfer agency fees                                      18               39               42
Accrued administrative services fees                               5               11               12
Accrued plan administrative services fees                         22               62               73
Other accrued expenses                                        29,471           33,250           33,057
------------------------------------------------------------------------------------------------------
Total liabilities                                             32,004           34,942          137,374
------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares              $ 8,553,777      $19,969,283      $21,859,444
------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value          $    10,860      $    25,128      $    29,200
Additional paid-in capital                                12,855,000       27,234,730       31,817,354
Undistributed net investment income                           60,248          756,445          559,710
Accumulated net realized gain (loss)                      (4,438,461)      (9,504,998)      (8,354,648)
Unrealized appreciation (depreciation) on affiliated
  investments                                                 66,130        1,457,978       (2,192,172)
------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                     $ 8,553,777      $19,969,283      $21,859,444
------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                  Class A               $3,391,840        $ 5,092,533       $ 4,534,028
                                           Class R2              $    3,685        $     3,684       $    22,943
                                           Class R3              $    3,685        $     3,688       $     3,471
                                           Class R4              $    3,685        $     3,693       $     3,476
                                           Class R5              $    3,687        $     3,701       $     3,482
                                           Class Y               $5,147,195        $14,861,984       $17,292,044
Outstanding shares of beneficial
  interest:                                Class A shares           430,989            642,793           608,356
                                           Class R2 shares              468                465             3,073
                                           Class R3 shares              468                465               464
                                           Class R4 shares              468                465               464
                                           Class R5 shares              468                465               464
                                           Class Y shares           653,175          1,868,191         2,307,132
Net asset value per share:                 Class A(1)            $     7.87        $      7.92       $      7.45
                                           Class R2              $     7.87        $      7.92       $      7.47
                                           Class R3              $     7.87        $      7.93       $      7.48
                                           Class R4              $     7.87        $      7.94       $      7.49
                                           Class R5              $     7.88        $      7.96       $      7.50
                                           Class Y               $     7.88        $      7.96       $      7.50
----------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund and RiverSource Retirement Plus 2020 Fund is $8.35, $8.40 and $7.90, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  61

STATEMENTS OF ASSETS AND LIABILITIES (continued) -------------------------------


                                                         RIVERSOURCE      RIVERSOURCE      RIVERSOURCE
                                                          RETIREMENT       RETIREMENT       RETIREMENT
                                                          PLUS 2025        PLUS 2030        PLUS 2035
OCT. 31, 2009 (UNAUDITED)                                    FUND             FUND             FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $28,165,233, $26,816,968 and
  $19,752,964, respectively)                             $24,299,422      $24,429,654      $17,437,620
Capital shares receivable                                        689            2,642              908
Dividends receivable                                           1,544            1,553            1,109
Receivable for affiliated investments sold                        --            9,411               --
------------------------------------------------------------------------------------------------------
Total assets                                              24,301,655       24,443,260       17,439,637
------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                            --           11,705               --
Payable for affiliated investments purchased                     123               --              798
Accrued distribution fees                                         18               25               11
Accrued transfer agency fees                                      47               44               33
Accrued administrative services fees                              14               14               10
Accrued plan administrative services fees                         92               88               67
Other accrued expenses                                        27,909           32,134           26,738
------------------------------------------------------------------------------------------------------
Total liabilities                                             28,203           44,010           27,657
------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares              $24,273,452      $24,399,250      $17,411,980
------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value          $    32,659      $    32,754      $    23,612
Additional paid-in capital                                34,631,213       33,658,360       23,424,724
Undistributed net investment income                          932,484          846,772          591,888
Accumulated net realized gain (loss)                      (7,457,093)      (7,751,322)      (4,312,900)
Unrealized appreciation (depreciation) on affiliated
  investments                                             (3,865,811)      (2,387,314)      (2,315,344)
------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                     $24,273,452      $24,399,250      $17,411,980
------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                    Class A              $ 2,559,337      $ 3,574,657      $ 1,614,094
                                             Class R2             $    19,299      $     8,301      $     3,429
                                             Class R3             $     3,456      $     3,452      $     3,435
                                             Class R4             $     3,466      $     3,451      $     3,440
                                             Class R5             $     3,470      $     3,460      $     3,447
                                             Class Y              $21,684,424      $20,805,929      $15,784,135
Outstanding shares of beneficial interest:   Class A shares           346,441          481,763          219,758
                                             Class R2 shares            2,616            1,118              467
                                             Class R3 shares              466              464              467
                                             Class R4 shares              465              464              467
                                             Class R5 shares              465              464              467
                                             Class Y shares         2,915,476        2,791,170        2,139,551
Net asset value per share:                   Class A(1)           $      7.39      $      7.42      $      7.34
                                             Class R2             $      7.38      $      7.42      $      7.34
                                             Class R3             $      7.42      $      7.44      $      7.36
                                             Class R4             $      7.45      $      7.44      $      7.37
                                             Class R5             $      7.46      $      7.46      $      7.38
                                             Class Y              $      7.44      $      7.45      $      7.38
---------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund and RiverSource Retirement Plus 2035 Fund is $7.84, $7.87 and $7.79, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
62  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                    RIVERSOURCE      RIVERSOURCE
                                                                     RETIREMENT       RETIREMENT
                                                                     PLUS 2040        PLUS 2045
OCT. 31, 2009 (UNAUDITED)                                               FUND             FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $13,196,231 and $11,538,646, respectively)       $12,193,765      $11,471,450
Capital shares receivable                                                 2,376           29,512
Dividends receivable                                                        776              728
Receivable for affiliated investments sold                               31,269               --
------------------------------------------------------------------------------------------------
Total assets                                                         12,228,186       11,501,690
------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   32,326           14,185
Payable for affiliated investments purchased                                 --           15,232
Accrued distribution fees                                                    11               10
Accrued transfer agency fees                                                 29               28
Accrued administrative services fees                                          7                6
Accrued plan administrative services fees                                    45               42
Other accrued expenses                                                   27,953           26,970
------------------------------------------------------------------------------------------------
Total liabilities                                                        60,371           56,473
------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                         $12,167,815      $11,445,217
------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                     $    16,991      $    15,651
Additional paid-in capital                                           16,033,681       14,101,936
Undistributed net investment income                                     190,184          261,420
Accumulated net realized gain (loss)                                 (3,070,575)      (2,866,594)
Unrealized appreciation (depreciation) on affiliated investments     (1,002,466)         (67,196)
------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares   $12,167,815      $11,445,217
------------------------------------------------------------------------------------------------



Net assets applicable to outstanding shares:           Class A               $ 1,476,182       $ 1,349,521
                                                       Class R2              $    10,046       $     3,396
                                                       Class R3              $    27,695       $     3,399
                                                       Class R4              $     3,319       $     3,403
                                                       Class R5              $     3,328       $     3,410
                                                       Class Y               $10,647,245       $10,082,088
Outstanding shares of beneficial interest:             Class A shares            207,154           185,226
                                                       Class R2 shares             1,408               466
                                                       Class R3 shares             3,878               466
                                                       Class R4 shares               464               466
                                                       Class R5 shares               464               466
                                                       Class Y shares          1,485,739         1,378,013
Net asset value per share:                             Class A(1)            $      7.13       $      7.29
                                                       Class R2              $      7.13       $      7.29
                                                       Class R3              $      7.14       $      7.29
                                                       Class R4              $      7.15       $      7.30
                                                       Class R5              $      7.17       $      7.32
                                                       Class Y               $      7.17       $      7.32
----------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund is $7.56 and $7.73, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  63

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                          RIVERSOURCE      RIVERSOURCE      RIVERSOURCE
                                                           RETIREMENT       RETIREMENT       RETIREMENT
                                                           PLUS 2010        PLUS 2015        PLUS 2020
SIX MONTHS ENDED OCT. 31, 2009 (UNAUDITED)                    FUND             FUND             FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds    $  134,933      $   358,467      $   343,309
-------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                       4,091            6,469            5,312
  Class R2                                                          9                9               32
  Class R3                                                          4                4                4
Transfer agency fees
  Class A                                                       2,002            3,449            3,206
  Class R2                                                          1                1                3
  Class R3                                                          1                1               --
  Class R4                                                          1                1               --
  Class R5                                                          1                1               --
  Class Y                                                       1,222            3,601            4,113
Administrative services fees                                      817            1,959            2,073
Plan administrative services fees
  Class R2                                                          4                4               16
  Class R3                                                          4                4                4
  Class R4                                                          4                4                4
  Class Y                                                       3,665           10,803           12,340
Custodian fees                                                  5,360            4,560            4,960
Printing and postage                                            1,575            3,638            2,965
Registration fees                                               9,050           11,300            9,730
Professional fees                                              11,355           10,490           10,490
Other                                                           1,253              914            1,380
-------------------------------------------------------------------------------------------------------
Total expenses                                                 40,419           57,212           56,632
  Expenses waived/reimbursed by the Investment Manager
    and its affiliates                                        (29,900)         (34,303)         (33,476)
-------------------------------------------------------------------------------------------------------
Total net expenses                                             10,519           22,909           23,156
-------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               124,414          335,558          320,153
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying
  affiliated funds                                           (497,999)      (4,313,069)      (1,818,401)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                    1,525,310        6,977,027        4,802,771
-------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              1,027,311        2,663,958        2,984,370
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               $1,151,725      $ 2,999,516      $ 3,304,523
-------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
64  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------





                                                          RIVERSOURCE      RIVERSOURCE      RIVERSOURCE
                                                           RETIREMENT       RETIREMENT       RETIREMENT
                                                           PLUS 2025        PLUS 2030        PLUS 2035
SIX MONTHS ENDED OCT. 31, 2009 (UNAUDITED)                    FUND             FUND             FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds   $   386,859      $   399,627      $   275,268
-------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                       3,220            5,739            1,827
  Class R2                                                         45               20                8
  Class R3                                                          4                4                4
Transfer agency fees
  Class A                                                       2,957            2,722            1,862
  Class R2                                                          4                2               --
  Class Y                                                       5,162            4,979            3,725
Administrative services fees                                    2,325            2,452            1,637
Plan administrative services fees
  Class R2                                                         22               10                4
  Class R3                                                          4                4                4
  Class R4                                                          4                4                4
  Class Y                                                      15,486           14,936           11,174
Custodian fees                                                  4,560            4,560            3,960
Printing and postage                                            2,950            2,965            2,655
Registration fees                                               8,865            7,422            8,951
Professional fees                                              10,490           10,490           10,490
Other                                                           1,360            1,143            1,073
-------------------------------------------------------------------------------------------------------
Total expenses                                                 57,458           57,452           47,378
  Expenses waived/reimbursed by the Investment Manager
    and its affiliates                                        (33,770)         (31,025)         (31,094)
-------------------------------------------------------------------------------------------------------
Total net expenses                                             23,688           26,427           16,284
-------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               363,171          373,200          258,984
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying
  affiliated funds                                         (1,794,913)      (2,751,924)      (1,224,377)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                    5,205,317        6,451,004        3,613,525
-------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              3,410,404        3,699,080        2,389,148
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              $ 3,773,575      $ 4,072,280      $ 2,648,132
-------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  65

STATEMENTS OF OPERATIONS (continued) -------------------------------------------





                                                                     RIVERSOURCE      RIVERSOURCE
                                                                      RETIREMENT       RETIREMENT
                                                                      PLUS 2040        PLUS 2045
SIX MONTHS ENDED OCT. 31, 2009 (UNAUDITED)                               FUND             FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds              $   188,084      $   175,948
-------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                                  1,788            1,638
  Class R2                                                                    24                8
  Class R3                                                                    30                4
Transfer agency fees
  Class A                                                                  2,522            2,608
  Class R2                                                                     2               --
  Class R3                                                                     6               --
  Class Y                                                                  2,452            2,298
Administrative services fees                                               1,128            1,051
Plan administrative services fees
  Class R2                                                                    12                4
  Class R3                                                                    30                4
  Class R4                                                                     4                4
  Class Y                                                                  7,356            6,894
Custodian fees                                                             3,960            3,960
Printing and postage                                                       3,026            3,540
Registration fees                                                         10,320            7,124
Professional fees                                                         10,490           10,490
Other                                                                        980            1,296
-------------------------------------------------------------------------------------------------
Total expenses                                                            44,130           40,923
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                           (32,410)         (30,072)
-------------------------------------------------------------------------------------------------
Total net expenses                                                        11,720           10,851
-------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          176,364          165,097
-------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying affiliated funds      (1,001,209)      (1,043,677)
Net change in unrealized appreciation (depreciation) on affiliated
  investments                                                          2,628,669        2,559,223
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         1,627,460        1,515,546
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      $ 1,803,824      $ 1,680,643
-------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
66  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                          RIVERSOURCE RETIREMENT PLUS 2010          RIVERSOURCE RETIREMENT PLUS 2015
                                                        FUND                                      FUND
                                        SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                          OCT. 31, 2009       APRIL 30, 2009        OCT. 31, 2009       APRIL 30, 2009
                                           (UNAUDITED)                               (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net            $  124,414           $   327,749          $   335,558         $    538,265
Net realized gain (loss) on affiliated
  investments                                (497,999)           (3,663,168)          (4,313,069)          (5,011,384)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                               1,525,310              (820,046)           6,977,027           (4,230,537)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 1,151,725            (4,155,465)           2,999,516           (8,703,656)
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                   (47,863)              (80,715)                  --              (28,275)
    Class R2                                      (45)                  (75)                  --                  (11)
    Class R3                                      (50)                  (84)                  --                  (21)
    Class R4                                      (58)                  (93)                  --                  (31)
    Class R5                                      (54)                  (93)                  --                  (29)
    Class Y                                   (74,027)             (193,768)                  --             (100,139)
----------------------------------------------------------------------------------------------------------------------
Total distributions                          (122,097)             (274,828)                  --             (128,506)
----------------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales
  Class A shares                              241,157             1,534,404              280,009            2,542,003
  Class Y shares                              614,218             1,715,747              849,865            3,132,790
Reinvestment of distributions at net
  asset value
  Class A shares                               42,516                71,211                   --               26,656
  Class Y shares                               74,027               193,510                   --              100,139
Payments for redemptions
  Class A shares                             (397,832)           (1,118,823)            (822,340)          (1,939,992)
  Class Y shares                             (862,392)           (6,462,954)          (1,203,251)          (6,853,989)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                         (288,306)           (4,066,905)            (895,717)          (2,992,393)
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                      741,322            (8,497,198)           2,103,799          (11,824,555)
Net assets at beginning of period           7,812,455            16,309,653           17,865,484           29,690,039
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $8,553,777           $ 7,812,455          $19,969,283         $ 17,865,484
----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income        $   60,248           $    57,931          $   756,445         $    420,887
----------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  67

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------





                                          RIVERSOURCE RETIREMENT PLUS 2020          RIVERSOURCE RETIREMENT PLUS 2025
                                                        FUND                                      FUND
                                        SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                          OCT. 31, 2009       APRIL 30, 2009        OCT. 31, 2009       APRIL 30, 2009
                                           (UNAUDITED)                               (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net            $   320,153         $    581,722          $   363,171         $    553,654
Net realized gain (loss) on affiliated
  investments                               (1,818,401)          (6,332,222)          (1,794,913)          (5,473,791)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                                4,802,771           (5,161,476)           5,205,317           (7,143,483)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  3,304,523          (10,911,976)           3,773,575          (12,063,620)
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                         --              (54,011)                  --                   --
    Class R2                                        --                  (40)                  --                   --
    Class R3                                        --                  (49)                  --                   --
    Class R4                                        --                  (60)                  --                   --
    Class R5                                        --                  (57)                  --                   --
    Class Y                                         --             (300,810)                  --                   --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                 --             (355,027)                  --                   --
----------------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales
  Class A shares                               397,978            2,414,781              286,694              914,451
  Class R2 shares                               12,507                5,840                1,040               12,089
  Class Y shares                             1,577,185            4,141,075            1,569,171            4,017,583
Reinvestment of distributions at net
  asset value
  Class A shares                                    --               52,938                   --                   --
  Class Y shares                                    --              300,810                   --                   --
Payments for redemptions
  Class A shares                              (268,249)            (621,299)            (410,372)            (288,424)
  Class R2 shares                                  (18)                  --                  (36)                  --
  Class Y shares                            (1,739,405)          (8,316,638)          (1,722,511)          (6,946,291)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                           (20,002)          (2,022,493)            (276,014)          (2,290,592)
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                     3,284,521          (13,289,496)           3,497,561          (14,354,212)
Net assets at beginning of period           18,574,923           31,864,419           20,775,891           35,130,103
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $21,859,444         $ 18,574,923          $24,273,452         $ 20,775,891
----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income        $   559,710         $    239,557          $   932,484         $    569,313
----------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
68  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------





                                          RIVERSOURCE RETIREMENT PLUS 2030          RIVERSOURCE RETIREMENT PLUS 2035
                                                        FUND                                      FUND
                                        SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                          OCT. 31, 2009       APRIL 30, 2009        OCT. 31, 2009       APRIL 30, 2009
                                           (UNAUDITED)                               (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net            $   373,200         $    535,927          $   258,984          $   359,718
Net realized gain (loss) on affiliated
  investments                               (2,751,924)          (4,759,376)          (1,224,377)          (2,888,534)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                                6,451,004           (7,056,338)           3,613,525           (4,914,385)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  4,072,280          (11,279,787)           2,648,132           (7,443,201)
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                         --               (4,663)                  --               (1,239)
    Class R2                                        --                   (1)                  --                   --
    Class R3                                        --                  (10)                  --                   (7)
    Class R4                                        --                  (21)                  --                  (17)
    Class R5                                        --                  (18)                  --                  (14)
    Class Y                                         --              (72,783)                  --              (35,734)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                 --              (77,496)                  --              (37,011)
----------------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales
  Class A shares                               169,093            3,240,071              157,898              552,952
  Class R2 shares                                   --                3,598                   --                   --
  Class R3 shares                                   --               14,211                   --                   --
  Class Y shares                             2,169,137            4,103,650            1,638,238            3,991,855
Reinvestment of distributions at net
  asset value
  Class A shares                                    --                4,587                   --                1,220
  Class Y shares                                    --               72,783                   --               35,734
Payments for redemptions
  Class A shares                            (2,159,074)            (330,647)             (72,000)            (202,507)
  Class R3 shares                                   --              (12,907)                  --                   --
  Class Y shares                            (2,646,380)          (5,055,885)          (1,364,524)          (3,887,609)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                        (2,467,224)           2,039,461              359,612              491,645
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                     1,605,056           (9,317,822)           3,007,744           (6,988,567)
Net assets at beginning of period           22,794,194           32,112,016           14,404,236           21,392,803
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $24,399,250         $ 22,794,194          $17,411,980          $14,404,236
----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income        $   846,772         $    473,572          $   591,888          $   332,904
----------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  69

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------





                                          RIVERSOURCE RETIREMENT PLUS 2040          RIVERSOURCE RETIREMENT PLUS 2045
                                                        FUND                                      FUND
                                        SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                          OCT. 31, 2009       APRIL 30, 2009        OCT. 31, 2009       APRIL 30, 2009
                                           (UNAUDITED)                               (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net            $   176,364          $   222,965          $   165,097          $   191,682
Net realized gain (loss) on affiliated
  investments                               (1,001,209)          (1,838,428)          (1,043,677)          (1,671,265)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                                2,628,669           (2,908,402)           2,559,223           (2,206,108)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  1,803,824           (4,523,865)           1,680,643           (3,685,691)
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                         --              (26,681)                  --              (11,866)
    Class R2                                        --                  (63)                  --                  (28)
    Class R3                                        --                  (73)                  --                  (38)
    Class R4                                        --                  (83)                  --                  (48)
    Class R5                                        --                  (80)                  --                  (45)
    Class Y                                         --             (188,618)                  --              (88,786)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                 --             (215,598)                  --             (100,811)
----------------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales
  Class A shares                               171,151              548,419              193,657              574,106
  Class R2 shares                                  240                5,227                   --                   --
  Class R3 shares                                4,724               15,725                   --                   --
  Class Y shares                             1,445,214            3,425,309            2,202,866            4,457,323
Reinvestment of distributions at net
  asset value
  Class A shares                                    --               26,105                   --               11,553
  Class Y shares                                    --              188,618                   --               88,786
Payments for redemptions
  Class A shares                              (173,823)            (180,719)            (236,959)            (155,865)
  Class R2 shares                                  (18)                  --                   --                   --
  Class Y shares                              (898,675)          (2,783,300)          (1,409,590)          (2,472,613)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                           548,813            1,245,384              749,974            2,503,290
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                     2,352,637           (3,494,079)           2,430,617           (1,283,212)
Net assets at beginning of period            9,815,178           13,309,257            9,014,600           10,297,812
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $12,167,815          $ 9,815,178          $11,445,217          $ 9,014,600
----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income        $   190,184          $    13,820          $   261,420          $    96,323
----------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
70  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------


The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

RiverSource Retirement Plus 2010 Fund

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS A                                              OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(a)
Net asset value, beginning of period                     $6.92             $9.51      $10.91        $9.64
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .11               .20         .22          .20
Net gains (losses) (both realized and
 unrealized)                                               .95             (2.62)       (.55)        1.44
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.06             (2.42)       (.33)        1.64
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.11)             (.17)       (.33)        (.32)
Distributions from realized gains                           --                --        (.56)        (.05)
Tax return of capital                                       --                --        (.18)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.11)             (.17)      (1.07)        (.37)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.87             $6.92       $9.51       $10.91
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            15.39%           (25.49%)     (3.29%)      17.27%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                    1.09%(c)           .89%        .84%        1.37%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .37%(c)           .36%        .37%         .48%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.94%(c)          2.59%       2.20%        2.04%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $3                $3          $4           $1
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%               55%         92%          80%
---------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R2                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.92             $9.52      $10.90       $10.68
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10               .18         .22          .18
Net gains (losses) (both realized and
 unrealized)                                               .95             (2.62)       (.56)         .39
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.05             (2.44)       (.34)         .57
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.10)             (.16)       (.30)        (.30)
Distributions from realized gains                           --                --        (.56)        (.05)
Tax return of capital                                       --                --        (.18)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.10)             (.16)      (1.04)        (.35)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.87             $6.92       $9.52       $10.90
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            15.16%           (25.70%)     (3.35%)       5.55%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                    1.49%(c)          1.31%       1.18%        1.64%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .78%(c)           .58%        .58%         .88%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.54%(c)          2.32%       2.09%        3.06%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%               55%         92%          80%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  71

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R3                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.92             $9.52      $10.90       $10.68
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .11               .20         .24          .19
Net gains (losses) (both realized and
 unrealized)                                               .95             (2.62)       (.55)         .39
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.06             (2.42)       (.31)         .58
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.11)             (.18)       (.33)        (.31)
Distributions from realized gains                           --                --        (.56)        (.05)
Tax return of capital                                       --                --        (.18)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.11)             (.18)      (1.07)        (.36)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.87             $6.92       $9.52       $10.90
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            15.31%           (25.50%)     (3.11%)       5.62%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                    1.22%(c)          1.05%        .93%        1.36%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .53%(c)           .33%        .33%         .63%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.80%(c)          2.57%       2.34%        3.31%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%               55%         92%          80%
---------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R4                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.93             $9.52      $10.90       $10.68
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12               .22         .27          .21
Net gains (losses) (both realized and
 unrealized)                                               .93             (2.61)       (.56)         .38
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.05             (2.39)       (.29)         .59
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.11)             (.20)       (.35)        (.32)
Distributions from realized gains                           --                --        (.56)        (.05)
Tax return of capital                                       --                --        (.18)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.11)             (.20)      (1.09)        (.37)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.87             $6.93       $9.52       $10.90
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            15.28%           (25.21%)     (2.86%)       5.70%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                     .98%(c)           .81%        .68%        1.13%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .28%(c)           .08%        .08%         .38%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.05%(c)          2.82%       2.59%        3.56%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%               55%         92%          80%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
72  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R5                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.93             $9.52      $10.90       $10.68
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12               .22         .27          .22
Net gains (losses) (both realized and
 unrealized)                                               .95             (2.61)       (.56)         .38
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.07             (2.39)       (.29)         .60
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.12)             (.20)       (.35)        (.33)
Distributions from realized gains                           --                --        (.56)        (.05)
Tax return of capital                                       --                --        (.18)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.12)             (.20)      (1.09)        (.38)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.88             $6.93       $9.52       $10.90
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            15.56%           (25.21%)     (2.87%)       5.77%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                     .73%(c)           .56%        .42%         .89%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .03%(c)           .03%        .08%         .13%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.30%(c)          2.87%       2.59%        3.81%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%               55%         92%          80%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  73

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS Y                                              OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(a)
Net asset value, beginning of period                     $6.93             $9.52      $10.91        $9.64
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12               .22         .23          .23
Net gains (losses) (both realized and
 unrealized)                                               .95             (2.63)       (.54)        1.43
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.07             (2.41)       (.31)        1.66
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.12)             (.18)       (.34)        (.34)
Distributions from realized gains                           --                --        (.56)        (.05)
Tax return of capital                                       --                --        (.18)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.12)             (.18)      (1.08)        (.39)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.88             $6.93       $9.52       $10.91
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            15.47%           (25.35%)     (3.11%)      17.49%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                     .92%(c)           .72%        .58%        1.08%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .18%(c)           .18%        .22%         .21%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.11%(c)          2.72%       2.21%        2.45%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $5                $5         $12          $17
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%               55%         92%          80%
---------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
74  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2015 Fund


                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS A                                              OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(a)
Net asset value, beginning of period                     $6.79             $9.71      $11.03        $9.60
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12               .18         .18          .21
Net gains (losses) (both realized and
 unrealized)                                              1.01             (3.06)       (.59)        1.57
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.13             (2.88)       (.41)        1.78
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.04)       (.29)        (.30)
Distributions from realized gains                           --                --        (.53)        (.05)
Tax return of capital                                       --                --        (.09)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.04)       (.91)        (.35)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.92             $6.79       $9.71       $11.03
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            16.64%           (29.67%)     (3.93%)      18.79%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                     .72%(c)           .67%        .63%        1.69%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .38%(c)           .36%        .38%         .45%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.27%(c)          2.35%       1.76%        1.85%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $5                $5          $6           $2
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   107%               53%         47%          48%
---------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R2                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.80             $9.72      $11.02       $10.75
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .11               .16         .18          .21
Net gains (losses) (both realized and
 unrealized)                                              1.01             (3.06)       (.61)         .42
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.12             (2.90)       (.43)         .63
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.02)       (.25)        (.31)
Distributions from realized gains                           --                --        (.53)        (.05)
Tax return of capital                                       --                --        (.09)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.02)       (.87)        (.36)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.92             $6.80       $9.72       $11.02
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            16.47%           (29.80%)     (4.14%)       6.05%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                    1.10%(c)          1.08%       1.04%        1.34%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .78%(c)           .58%        .58%         .88%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.89%(c)          2.07%       1.67%        2.57%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   107%               53%         47%          48%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  75

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R3                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.80             $9.73      $11.03       $10.75
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12               .18         .20          .22
Net gains (losses) (both realized and
 unrealized)                                              1.01             (3.06)       (.60)         .42
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.13             (2.88)       (.40)         .64
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.05)       (.28)        (.31)
Distributions from realized gains                           --                --        (.53)        (.05)
Tax return of capital                                       --                --        (.09)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.05)       (.90)        (.36)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.93             $6.80       $9.73       $11.03
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            16.62%           (29.65%)     (3.89%)       6.15%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                     .85%(c)           .84%        .80%        1.07%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .53%(c)           .33%        .33%         .63%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.15%(c)          2.32%       1.93%        2.81%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   107%               53%         47%          48%
---------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R4                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.80             $9.74      $11.04       $10.75
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .13               .20         .23          .23
Net gains (losses) (both realized and
 unrealized)                                              1.01             (3.07)       (.61)         .42
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.14             (2.87)       (.38)         .65
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.07)       (.30)        (.31)
Distributions from realized gains                           --                --        (.53)        (.05)
Tax return of capital                                       --                --        (.09)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.07)       (.92)        (.36)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.94             $6.80       $9.74       $11.04
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            16.76%           (29.49%)     (3.63%)       6.26%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                     .61%(c)           .59%        .54%         .83%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .28%(c)           .08%        .08%         .38%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.39%(c)          2.57%       2.19%        3.06%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   107%               53%         47%          48%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
76  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R5                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.81             $9.74      $11.05       $10.75
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .14               .20         .23          .24
Net gains (losses) (both realized and
 unrealized)                                              1.01             (3.07)       (.61)         .42
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.15             (2.87)       (.38)         .66
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.06)       (.31)        (.31)
Distributions from realized gains                           --                --        (.53)        (.05)
Tax return of capital                                       --                --        (.09)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.06)       (.93)        (.36)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.96             $6.81       $9.74       $11.05
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            16.89%           (29.45%)     (3.66%)       6.36%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                     .36%(c)           .34%        .29%         .59%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .03%(c)           .03%        .08%         .13%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.64%(c)          2.62%       2.18%        3.31%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   107%               53%         47%          48%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  77

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS Y                                              OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(a)
Net asset value, beginning of period                     $6.81             $9.73      $11.05        $9.60
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .13               .19         .19          .23
Net gains (losses) (both realized and
 unrealized)                                              1.02             (3.06)       (.59)        1.58
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.15             (2.87)       (.40)        1.81
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.05)       (.30)        (.31)
Distributions from realized gains                           --                --        (.53)        (.05)
Tax return of capital                                       --                --        (.09)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.05)       (.92)        (.36)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.96             $6.81       $9.73       $11.05
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            16.89%           (29.53%)     (3.86%)      19.08%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                     .54%(c)           .49%        .45%        1.01%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .18%(c)           .18%        .22%         .21%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.48%(c)          2.44%       1.80%        2.01%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $15               $13         $23          $24
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   107%               53%         47%          48%
---------------------------------------------------------------------------------------------------------



NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(e) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
78  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2020 Fund


                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS A                                              OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(a)
Net asset value, beginning of period                     $6.33             $9.61      $11.07        $9.57
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10               .17         .14          .20
Net gains (losses) (both realized and
 unrealized)                                              1.02             (3.35)       (.61)        1.67
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.12             (3.18)       (.47)        1.87
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.10)       (.26)        (.31)
Distributions from realized gains                           --                --        (.52)        (.06)
Tax return of capital                                       --                --        (.21)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.10)       (.99)        (.37)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.45             $6.33       $9.61       $11.07
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.69%           (33.08%)     (4.58%)      19.76%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .71%(c)           .70%        .57%        1.04%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .39%(c)           .39%        .41%         .49%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.94%(c)          2.45%       1.33%        1.13%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $5                $4          $3           $2
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    29%               52%         50%          40%
---------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R2                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.35             $9.64      $11.07       $10.77
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .08               .14         .13          .19
Net gains (losses) (both realized and
 unrealized)                                              1.04             (3.34)       (.61)         .48
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.12             (3.20)       (.48)         .67
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.09)       (.22)        (.31)
Distributions from realized gains                           --                --        (.52)        (.06)
Tax return of capital                                       --                --        (.21)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.09)       (.95)        (.37)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.47             $6.35       $9.64       $11.07
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.64%           (33.25%)     (4.65%)       6.47%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.06%(c)          1.03%        .98%        1.23%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .78%(c)           .59%        .58%         .88%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.30%(c)          1.88%       1.26%        2.33%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    29%               52%         50%          40%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  79

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R3                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.35             $9.65      $11.08       $10.77
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10               .17         .16          .20
Net gains (losses) (both realized and
 unrealized)                                              1.03             (3.36)       (.62)         .49
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.13             (3.19)       (.46)         .69
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.11)       (.24)        (.32)
Distributions from realized gains                           --                --        (.52)        (.06)
Tax return of capital                                       --                --        (.21)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.11)       (.97)        (.38)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.48             $6.35       $9.65       $11.08
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.80%           (33.09%)     (4.40%)       6.58%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .75%(c)           .79%        .73%         .96%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .48%(c)           .32%        .33%         .63%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.85%(c)          2.26%       1.51%        2.59%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    29%               52%         50%          40%
---------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R4                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.35             $9.66      $11.09       $10.77
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .11               .19         .19          .21
Net gains (losses) (both realized and
 unrealized)                                              1.03             (3.37)       (.62)         .49
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.14             (3.18)       (.43)         .70
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.13)       (.27)        (.32)
Distributions from realized gains                           --                --        (.52)        (.06)
Tax return of capital                                       --                --        (.21)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.13)      (1.00)        (.38)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.49             $6.35       $9.66       $11.09
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.95%           (32.94%)     (4.14%)       6.68%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .52%(c)           .54%        .48%         .72%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .25%(c)           .07%        .08%         .38%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.08%(c)          2.51%       1.77%        2.84%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    29%               52%         50%          40%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
80  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R5                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.36             $9.66      $11.10       $10.77
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12               .19         .19          .22
Net gains (losses) (both realized and
 unrealized)                                              1.02             (3.37)       (.62)         .49
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.14             (3.18)       (.43)         .71
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.12)       (.28)        (.32)
Distributions from realized gains                           --                --        (.52)        (.06)
Tax return of capital                                       --                --        (.21)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.12)      (1.01)        (.38)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.50             $6.36       $9.66       $11.10
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.92%           (32.90%)     (4.17%)       6.78%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .29%(c)           .29%        .22%         .48%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .02%(c)           .03%        .08%         .13%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.31%(c)          2.55%       1.77%        3.09%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    29%               52%         50%          40%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  81

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS Y                                              OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(a)
Net asset value, beginning of period                     $6.36             $9.65      $11.09        $9.57
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .11               .18         .15          .21
Net gains (losses) (both realized and
 unrealized)                                              1.03             (3.36)       (.59)        1.68
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.14             (3.18)       (.44)        1.89
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.11)       (.27)        (.31)
Distributions from realized gains                           --                --        (.52)        (.06)
Tax return of capital                                       --                --        (.21)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.11)      (1.00)        (.37)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.50             $6.36       $9.65       $11.09
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.92%           (32.98%)     (4.28%)      20.03%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .51%(c)           .47%        .38%         .75%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .18%(c)           .18%        .22%         .22%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.13%(c)          2.37%       1.39%        1.62%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $17               $15         $29          $37
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    29%               52%         50%          40%
---------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(e) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
82  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2025 Fund


                                                                               Year ended April 30,
CLASS A                                            SIX MONTHS ENDED      --------------------------------
PER SHARE DATA                                       OCT. 31, 2009         2009        2008       2007(a)
                                                      (Unaudited)
Net asset value, beginning of period                     $6.26             $9.65      $11.08        $9.56
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10               .15         .10          .22
Net gains (losses) (both realized and
 unrealized)                                              1.03             (3.54)       (.62)        1.63
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.13             (3.39)       (.52)        1.85
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --                --        (.23)        (.32)
Distributions from realized gains                           --                --        (.58)        (.01)
Tax return of capital                                       --                --        (.10)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --                --        (.91)        (.33)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.39             $6.26       $9.65       $11.08
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.05%           (35.13%)     (4.93%)      19.53%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                     .75%(c)           .74%        .61%        1.39%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .39%(c)           .39%        .42%         .48%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.96%(c)          2.10%       1.00%        1.42%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $3                $2          $3           $2
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    30%               47%         41%          37%
---------------------------------------------------------------------------------------------------------



                                                                               Year ended April 30,
CLASS R2                                           SIX MONTHS ENDED      --------------------------------
PER SHARE DATA                                       OCT. 31, 2009         2009        2008       2007(e)
                                                      (Unaudited)
Net asset value, beginning of period                     $6.27             $9.68      $11.09       $10.74
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09               .11         .11          .21
Net gains (losses) (both realized and
 unrealized)                                              1.02             (3.52)       (.64)         .47
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.11             (3.41)       (.53)         .68
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --                --        (.20)        (.32)
Distributions from realized gains                           --                --        (.58)        (.01)
Tax return of capital                                       --                --        (.10)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --                --        (.88)        (.33)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.38             $6.27       $9.68       $11.09
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.70%           (35.23%)     (5.03%)       6.52%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                    1.07%(c)           .91%        .97%        1.27%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .78%(c)           .60%        .58%         .88%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.57%(c)          1.56%       1.02%        2.22%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    30%               47%         41%          37%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  83

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                               Year ended April 30,
CLASS R3                                           SIX MONTHS ENDED      --------------------------------
PER SHARE DATA                                       OCT. 31, 2009         2009        2008       2007(e)
                                                      (Unaudited)
Net asset value, beginning of period                     $6.29             $9.68      $11.10       $10.74
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10               .15         .14          .22
Net gains (losses) (both realized and
 unrealized)                                              1.03             (3.54)       (.65)         .47
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.13             (3.39)       (.51)         .69
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --                --        (.23)        (.32)
Distributions from realized gains                           --                --        (.58)        (.01)
Tax return of capital                                       --                --        (.10)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --                --        (.91)        (.33)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.42             $6.29       $9.68       $11.10
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.97%           (35.02%)     (4.88%)       6.63%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                     .73%(c)           .79%        .73%        1.00%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .48%(c)           .32%        .33%         .63%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.83%(c)          2.08%       1.28%        2.46%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    30%               47%         41%          37%
---------------------------------------------------------------------------------------------------------



                                                                               Year ended April 30,
CLASS R4                                           SIX MONTHS ENDED      --------------------------------
PER SHARE DATA                                       OCT. 31, 2009         2009        2008       2007(e)
                                                      (Unaudited)
Net asset value, beginning of period                     $6.31             $9.69      $11.11       $10.74
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .13               .16         .16          .23
Net gains (losses) (both realized and
 unrealized)                                              1.01             (3.54)       (.64)         .47
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.14             (3.38)       (.48)         .70
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --                --        (.26)        (.32)
Distributions from realized gains                           --                --        (.58)        (.01)
Tax return of capital                                       --                --        (.10)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --                --        (.94)        (.33)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.45             $6.31       $9.69       $11.11
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.07%           (34.88%)     (4.63%)       6.73%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                     .52%(c)           .54%        .48%         .76%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .25%(c)           .07%        .08%         .38%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.06%(c)          2.33%       1.54%        2.71%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    30%               47%         41%          37%
---------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
84  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                               Year ended April 30,
CLASS R5                                           SIX MONTHS ENDED      --------------------------------
PER SHARE DATA                                       OCT. 31, 2009         2009        2008       2007(e)
                                                      (Unaudited)
Net asset value, beginning of period                     $6.31             $9.69      $11.12       $10.74
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12               .18         .16          .24
Net gains (losses) (both realized and
 unrealized)                                              1.03             (3.56)       (.65)         .47
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.15             (3.38)       (.49)         .71
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --                --        (.26)        (.32)
Distributions from realized gains                           --                --        (.58)        (.01)
Tax return of capital                                       --                --        (.10)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --                --        (.94)        (.33)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.46             $6.31       $9.69       $11.12
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.23%           (34.88%)     (4.65%)       6.83%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                     .29%(c)           .29%        .23%         .52%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .02%(c)           .03%        .08%         .13%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.30%(c)          2.37%       1.54%        2.96%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    30%               47%         41%          37%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  85

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                               Year ended April 30,
CLASS Y                                            SIX MONTHS ENDED      --------------------------------
PER SHARE DATA                                       OCT. 31, 2009         2009        2008       2007(a)
                                                      (Unaudited)
Net asset value, beginning of period                     $6.30             $9.68      $11.11        $9.56
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .11               .16         .12          .23
Net gains (losses) (both realized and
 unrealized)                                              1.03             (3.54)       (.62)        1.65
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.14             (3.38)       (.50)        1.88
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --                --        (.25)        (.32)
Distributions from realized gains                           --                --        (.58)        (.01)
Tax return of capital                                       --                --        (.10)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --                --        (.93)        (.33)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.44             $6.30       $9.68       $11.11
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.10%           (34.92%)     (4.77%)      19.87%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                                     .46%(c)           .45%        .40%         .89%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .18%(c)           .18%        .22%         .22%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.14%(c)          2.15%       1.11%        1.50%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $22                $8         $32          $37
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    30%               47%         41%          37%
---------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(e) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
86  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2030 Fund


                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS A                                              OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(a)
Net asset value, beginning of period                     $6.29             $9.71      $11.13        $9.56
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09               .12         .13          .20
Net gains (losses) (both realized and
 unrealized)                                              1.04             (3.53)       (.65)        1.71
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.13             (3.41)       (.52)        1.91
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.01)       (.24)        (.32)
Distributions from realized gains                           --                --        (.51)        (.02)
Tax return of capital                                       --                --        (.15)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.01)       (.90)        (.34)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.42             $6.29       $9.71       $11.13
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.97%           (35.09%)     (4.91%)      20.16%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .62%(c)           .69%        .59%        1.37%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .37%(c)           .39%        .42%         .49%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.65%(c)          1.72%       1.23%        1.47%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $4                $5          $3           $1
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%               47%         50%          32%
---------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R2                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.30             $9.73      $11.12       $10.78
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09               .11         .11          .19
Net gains (losses) (both realized and
 unrealized)                                              1.03             (3.54)       (.64)         .49
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.12             (3.43)       (.53)         .68
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.00)(d)    (.20)        (.32)
Distributions from realized gains                           --                --        (.51)        (.02)
Tax return of capital                                       --                --        (.15)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.00)(d)    (.86)        (.34)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.42             $6.30       $9.73       $11.12
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.78%           (35.23%)     (5.01%)       6.51%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.02%(c)          1.09%       1.00%        1.34%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .78%(c)           .61%        .58%         .88%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.53%(c)          1.51%       1.02%        2.23%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%               47%         50%          32%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  87

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R3                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.31             $9.75      $11.13       $10.78
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10               .13         .11          .20
Net gains (losses) (both realized and
 unrealized)                                              1.03             (3.55)       (.61)         .49
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.13             (3.42)       (.50)         .69
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.02)       (.22)        (.32)
Distributions from realized gains                           --                --        (.51)        (.02)
Tax return of capital                                       --                --        (.15)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.02)       (.88)        (.34)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.44             $6.31       $9.75       $11.13
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.91%           (35.06%)     (4.74%)       6.61%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .67%(c)           .83%        .77%        1.07%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .48%(c)           .35%        .33%         .63%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.82%(c)          1.77%       1.05%        2.48%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%               47%         50%          32%
---------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R4                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.30             $9.75      $11.14       $10.78
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .11               .17         .16          .21
Net gains (losses) (both realized and
 unrealized)                                              1.03             (3.57)       (.63)         .49
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.14             (3.40)       (.47)         .70
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.05)       (.26)        (.32)
Distributions from realized gains                           --                --        (.51)        (.02)
Tax return of capital                                       --                --        (.15)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.05)       (.92)        (.34)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.44             $6.30       $9.75       $11.14
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.10%           (34.92%)     (4.50%)       6.71%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .44%(c)           .58%        .50%         .83%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .25%(c)           .07%        .08%         .38%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.06%(c)          2.35%       1.53%        2.73%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%               47%         50%          32%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
88  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R5                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.31             $9.75      $11.15       $10.78
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12               .18         .16          .22
Net gains (losses) (both realized and
 unrealized)                                              1.03             (3.58)       (.64)         .49
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.15             (3.40)       (.48)         .71
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.04)       (.26)        (.32)
Distributions from realized gains                           --                --        (.51)        (.02)
Tax return of capital                                       --                --        (.15)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.04)       (.92)        (.34)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.46             $6.31       $9.75       $11.15
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.23%           (34.89%)     (4.53%)       6.81%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .21%(c)           .33%        .24%         .59%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .02%(c)           .03%        .08%         .13%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.29%(c)          2.39%       1.53%        2.98%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%               47%         50%          32%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  89

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS Y                                              OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(a)
Net asset value, beginning of period                     $6.31             $9.74      $11.15        $9.56
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .11               .16         .12          .21
Net gains (losses) (both realized and
 unrealized)                                              1.03             (3.56)       (.62)        1.72
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.14             (3.40)       (.50)        1.93
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.03)       (.25)        (.32)
Distributions from realized gains                           --                --        (.51)        (.02)
Tax return of capital                                       --                --        (.15)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.03)       (.91)        (.34)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.45             $6.31       $9.74       $11.15
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.07%           (34.96%)     (4.73%)      20.41%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .43%(c)           .48%        .39%         .86%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .18%(c)           .18%        .22%         .22%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.13%(c)          2.20%       1.15%        1.52%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $21               $18         $29          $35
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%               47%         50%          32%
---------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
90  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2035 Fund


                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS A                                              OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(a)
Net asset value, beginning of period                     $6.22             $9.61      $11.06        $9.56
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10               .16         .11          .19
Net gains (losses) (both realized and
 unrealized)                                              1.02             (3.54)       (.62)        1.63
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.12             (3.38)       (.51)        1.82
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.01)       (.24)        (.31)
Distributions from realized gains                           --                --        (.65)        (.01)
Tax return of capital                                       --                --        (.05)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.01)       (.94)        (.32)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.34             $6.22       $9.61       $11.06
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.01%           (35.21%)     (4.93%)      19.27%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .85%(c)           .88%        .78%        2.95%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .39%(c)           .39%        .43%         .49%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.94%(c)          2.21%       1.07%        1.01%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2                $1          $2           $1
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    29%               48%         44%          38%
---------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R2                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.23             $9.63      $11.06       $10.71
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09               .13         .11          .19
Net gains (losses) (both realized and
 unrealized)                                              1.02             (3.53)       (.64)         .49
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.11             (3.40)       (.53)         .68
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --                --        (.20)        (.32)
Distributions from realized gains                           --                --        (.65)        (.01)
Tax return of capital                                       --                --        (.05)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --                --        (.90)        (.33)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.34             $6.23       $9.63       $11.06
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.82%           (35.31%)     (5.05%)       6.56%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.08%(c)          1.16%       1.11%        1.62%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .75%(c)           .57%        .58%         .88%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.57%(c)          1.84%       1.03%        2.23%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    29%               48%         44%          38%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  91

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R3                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.24             $9.64      $11.07       $10.71
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10               .15         .14          .20
Net gains (losses) (both realized and
 unrealized)                                              1.02             (3.53)       (.64)         .49
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.12             (3.38)       (.50)         .69
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.02)       (.23)        (.32)
Distributions from realized gains                           --                --        (.65)        (.01)
Tax return of capital                                       --                --        (.05)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.02)       (.93)        (.33)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.36             $6.24       $9.64       $11.07
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.95%           (35.11%)     (4.80%)       6.66%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .81%(c)           .91%        .87%        1.35%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .48%(c)           .32%        .33%         .63%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.84%(c)          2.09%       1.29%        2.48%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    29%               48%         44%          38%
---------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R4                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.24             $9.65      $11.08       $10.71
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .11               .17         .16          .21
Net gains (losses) (both realized and
 unrealized)                                              1.02             (3.54)       (.63)         .49
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.13             (3.37)       (.47)         .70
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.04)       (.26)        (.32)
Distributions from realized gains                           --                --        (.65)        (.01)
Tax return of capital                                       --                --        (.05)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.04)       (.96)        (.33)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.37             $6.24       $9.65       $11.08
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.11%           (34.96%)     (4.55%)       6.76%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .58%(c)           .65%        .61%        1.11%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .25%(c)           .07%        .08%         .38%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.08%(c)          2.34%       1.55%        2.73%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    29%               48%         44%          38%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
92  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R5                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.24             $9.64      $11.09       $10.71
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12               .17         .16          .22
Net gains (losses) (both realized and
 unrealized)                                              1.02             (3.54)       (.65)         .49
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.14             (3.37)       (.49)         .71
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.03)       (.26)        (.32)
Distributions from realized gains                           --                --        (.65)        (.01)
Tax return of capital                                       --                --        (.05)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.03)       (.96)        (.33)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.38             $6.24       $9.64       $11.09
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.27%           (34.96%)     (4.67%)       6.87%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .35%(c)           .40%        .35%         .87%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .02%(c)           .03%        .08%         .13%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.31%(c)          2.38%       1.54%        2.97%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    29%               48%         44%          38%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  93

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS Y                                              OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(a)
Net asset value, beginning of period                     $6.24             $9.64      $11.08        $9.56
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .11               .16         .12          .21
Net gains (losses) (both realized and
 unrealized)                                              1.03             (3.54)       (.61)        1.64
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.14             (3.38)       (.49)        1.85
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.02)       (.25)        (.32)
Distributions from realized gains                           --                --        (.65)        (.01)
Tax return of capital                                       --                --        (.05)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.02)       (.95)        (.33)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.38             $6.24       $9.64       $11.08
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.27%           (35.09%)     (4.69%)      19.58%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .55%(c)           .58%        .52%        1.21%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .18%(c)           .18%        .22%         .22%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.19%(c)          2.20%       1.11%        1.55%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $16               $13         $20          $20
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    29%               48%         44%          38%
---------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(e) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
94  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2040 Fund


                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS A                                              OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(a)
Net asset value, beginning of period                     $6.04             $9.51      $11.11        $9.56
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10               .15         .10          .15
Net gains (losses) (both realized and
 unrealized)                                               .99             (3.47)       (.62)        1.74
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.09             (3.32)       (.52)        1.89
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.15)       (.25)        (.31)
Distributions from realized gains                           --                --        (.55)        (.03)
Tax return of capital                                       --                --        (.28)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.15)      (1.08)        (.34)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.13             $6.04       $9.51       $11.11
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.05%           (34.95%)     (5.01%)      19.99%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.14%(c)          1.23%        .93%        1.53%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .39%(c)           .39%        .43%         .49%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.96%(c)          2.08%        .99%        1.10%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1                $1          $1          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%               50%         52%          33%
---------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R2                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.06             $9.54      $11.10       $10.77
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09               .12         .11          .14
Net gains (losses) (both realized and
 unrealized)                                               .98             (3.46)       (.63)         .54
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.07             (3.34)       (.52)         .68
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.14)       (.21)        (.32)
Distributions from realized gains                           --                --        (.55)        (.03)
Tax return of capital                                       --                --        (.28)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.14)      (1.04)        (.35)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.13             $6.06       $9.54       $11.10
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.66%           (35.07%)     (5.01%)       6.48%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.32%(c)          1.38%       1.09%        1.24%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .78%(c)           .59%        .58%         .88%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.57%(c)          1.71%       1.07%        2.24%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%               50%         52%          33%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  95

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R3                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.06             $9.55      $11.11       $10.77
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10               .12         .14          .15
Net gains (losses) (both realized and
 unrealized)                                               .98             (3.45)       (.63)         .54
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.08             (3.33)       (.49)         .69
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.16)       (.24)        (.32)
Distributions from realized gains                           --                --        (.55)        (.03)
Tax return of capital                                       --                --        (.28)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.16)      (1.07)        (.35)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.14             $6.06       $9.55       $11.11
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.82%           (34.91%)     (4.76%)       6.59%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.08%(c)          1.14%        .85%         .98%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .53%(c)           .36%        .33%         .63%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.91%(c)          1.73%       1.33%        2.49%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%               50%         52%          33%
---------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R4                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.06             $9.56      $11.12       $10.77
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10               .17         .17          .16
Net gains (losses) (both realized and
 unrealized)                                               .99             (3.49)       (.64)         .54
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.09             (3.32)       (.47)         .70
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.18)       (.26)        (.32)
Distributions from realized gains                           --                --        (.55)        (.03)
Tax return of capital                                       --                --        (.28)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.18)      (1.09)        (.35)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.15             $6.06       $9.56       $11.12
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.99%           (34.76%)     (4.51%)       6.69%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .80%(c)           .87%        .59%         .74%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .26%(c)           .07%        .08%         .38%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.07%(c)          2.37%       1.59%        2.74%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%               50%         52%          33%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
96  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R5                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.06             $9.55      $11.13       $10.77
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .11               .17         .17          .17
Net gains (losses) (both realized and
 unrealized)                                              1.00             (3.49)       (.65)         .54
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.11             (3.32)       (.48)         .71
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.17)       (.27)        (.32)
Distributions from realized gains                           --                --        (.55)        (.03)
Tax return of capital                                       --                --        (.28)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.17)      (1.10)        (.35)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.17             $6.06       $9.55       $11.13
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.32%           (34.76%)     (4.63%)       6.79%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .55%(c)           .62%        .34%         .50%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .02%(c)           .03%        .08%         .13%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.31%(c)          2.41%       1.58%        2.99%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%               50%         52%          33%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  97

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS Y                                              OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(a)
Net asset value, beginning of period                     $6.06             $9.55      $11.13        $9.56
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .11               .16         .13          .16
Net gains (losses) (both realized and
 unrealized)                                              1.00             (3.49)       (.62)        1.75
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.11             (3.33)       (.49)        1.91
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.16)       (.26)        (.31)
Distributions from realized gains                           --                --        (.55)        (.03)
Tax return of capital                                       --                --        (.28)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.16)      (1.09)        (.34)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.17             $6.06       $9.55       $11.13
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.32%           (34.93%)     (4.74%)      20.26%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .73%(c)           .80%        .46%         .79%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .18%(c)           .18%        .22%         .22%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.15%(c)          2.18%       1.20%        1.53%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $11                $9         $12          $26
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    32%               50%         52%          33%
---------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
98  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2045 Fund


                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS A                                              OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(a)
Net asset value, beginning of period                     $6.17             $9.64      $11.10        $9.56
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10               .15         .12          .17
Net gains (losses) (both realized and
 unrealized)                                              1.02             (3.55)       (.64)        1.69
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.12             (3.40)       (.52)        1.86
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.07)       (.24)        (.31)
Distributions from realized gains                           --                --        (.67)        (.01)
Tax return of capital                                       --                --        (.03)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.07)       (.94)        (.32)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.29             $6.17       $9.64       $11.10
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.15%           (35.26%)     (4.93%)      19.63%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.18%(c)          1.41%       1.37%        4.82%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .39%(c)           .39%        .43%         .49%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.88%(c)          2.11%       1.20%        1.28%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1                $1          $1          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    35%               51%         50%          57%
---------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R2                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.19             $9.66      $11.08       $10.73
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09               .14         .12          .15
Net gains (losses) (both realized and
 unrealized)                                              1.01             (3.55)       (.64)         .52
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.10             (3.41)       (.52)         .67
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.06)       (.20)        (.31)
Distributions from realized gains                           --                --        (.67)        (.01)
Tax return of capital                                       --                --        (.03)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.06)       (.90)        (.32)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.29             $6.19       $9.66       $11.08
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.77%           (35.32%)     (4.93%)       6.48%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.23%(c)          1.52%       1.51%        2.74%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .75%(c)           .57%        .58%         .88%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.59%(c)          1.85%       1.03%        2.19%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    35%               51%         50%          57%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  99

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R3                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.19             $9.66      $11.09       $10.73
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10               .15         .14          .17
Net gains (losses) (both realized and
 unrealized)                                              1.00             (3.54)       (.64)         .52
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.10             (3.39)       (.50)         .69
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.08)       (.23)        (.32)
Distributions from realized gains                           --                --        (.67)        (.01)
Tax return of capital                                       --                --        (.03)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.08)       (.93)        (.33)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.29             $6.19       $9.66       $11.09
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.77%           (35.10%)     (4.78%)       6.58%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .97%(c)          1.27%       1.27%        2.47%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .49%(c)           .32%        .33%         .63%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.85%(c)          2.10%       1.29%        2.44%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    35%               51%         50%          57%
---------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R4                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.19             $9.67      $11.10       $10.73
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .11               .17         .17          .18
Net gains (losses) (both realized and
 unrealized)                                              1.00             (3.55)       (.64)         .52
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.11             (3.38)       (.47)         .70
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.10)       (.26)        (.32)
Distributions from realized gains                           --                --        (.67)        (.01)
Tax return of capital                                       --                --        (.03)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.10)       (.96)        (.33)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.30             $6.19       $9.67       $11.10
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.93%           (34.94%)     (4.52%)       6.68%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .73%(c)          1.02%       1.01%        2.23%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .25%(c)           .07%        .08%         .38%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.09%(c)          2.35%       1.55%        2.69%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    35%               51%         50%          57%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
100  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS R5                                             OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(e)
Net asset value, beginning of period                     $6.19             $9.67      $11.11       $10.73
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12               .18         .16          .19
Net gains (losses) (both realized and
 unrealized)                                              1.01             (3.56)       (.63)         .52
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.13             (3.38)       (.47)         .71
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.10)       (.27)        (.32)
Distributions from realized gains                           --                --        (.67)        (.01)
Tax return of capital                                       --                --        (.03)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.10)       (.97)        (.33)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.32             $6.19       $9.67       $11.11
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.26%           (35.01%)     (4.55%)       6.78%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .49%(c)           .77%        .75%        1.99%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .02%(c)           .03%        .08%         .13%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.32%(c)          2.39%       1.55%        2.94%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    35%               51%         50%          57%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  101

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            Year ended April 30,
CLASS Y                                              OCT. 31, 2009       --------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008       2007(a)
Net asset value, beginning of period                     $6.19             $9.67      $11.12        $9.56
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .11               .16         .12          .19
Net gains (losses) (both realized and
 unrealized)                                              1.02             (3.55)       (.61)        1.69
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.13             (3.39)       (.49)        1.88
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.09)       (.26)        (.31)
Distributions from realized gains                           --                --        (.67)        (.01)
Tax return of capital                                       --                --        (.03)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.09)       (.96)        (.32)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.32             $6.19       $9.67       $11.12
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.26%           (35.12%)     (4.72%)      19.93%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .72%(c)           .95%        .95%        3.01%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .18%(c)           .18%        .21%         .23%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.18%(c)          2.23%       1.18%        1.59%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $10                $8          $9           $6
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    35%               51%         50%          57%
---------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) For the period from Dec. 11, 2006 (inception date) to April 30, 2007.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
102  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF OCT. 31, 2009)

1. ORGANIZATION

Each Fund is a series of RiverSource Series Trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. RiverSource Series Trust has unlimited authorized shares of beneficial interest. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds. Each Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.

RiverSource Retirement Plus 2010 Fund (2010 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2010. At Oct. 31, 2009, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2015 Fund (2015 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2015. At Oct. 31, 2009, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2020 Fund (2020 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2020. At Oct. 31, 2009, the Investment Manager owned 100% of Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2025 Fund (2025 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2025. At Oct. 31, 2009, the Investment Manager owned 100% of Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2030 Fund (2030 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2030. At Oct. 31, 2009, the Investment Manager owned 100% of Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2035 Fund (2035 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2035. At Oct. 31, 2009, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2040 Fund (2040 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2040. At Oct. 31, 2009, the Investment Manager owned 100% of Class R4 and Class R5 shares.

RiverSource Retirement Plus 2045 Fund (2045 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045. At Oct. 31, 2009, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

Each Fund offers Class A, Class R2, Class R3, Class R4, Class R5 and Class Y shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class R2, Class R3, Class R4, Class R5 and Class Y shares are offered without a front-end sales charge or contingent deferred sales charge to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM )(Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of

--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  103

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS
Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and distributed quarterly, when available, for 2010 Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund and 2045 Fund are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES AND SALES CHARGES

MANAGEMENT FEES AND UNDERLYING FUND FEES
Each Fund does not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, an annual fee for administration and accounting services equal to an annual rate of 0.02% of each Fund's average daily net assets.


--------------------------------------------------------------------------------
104  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMPENSATION OF BOARD MEMBERS
Compensation to the Board of Trustees (the Board) members and certain other core expenses are paid by the affiliated underlying funds in which the Funds invest.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Each Fund pays the Transfer Agent an annual account-based fee of $19.50 for Class A for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by each Fund or its designated agent for Class A shares. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R2, Class R3, Class R4, Class R5 and Class Y shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statements of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares, and 0.15% of each Fund's average daily net assets attributable to Class Y shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A and Class R3 shares and a fee at an annual rate of up to 0.50% of each Fund's average daily net assets attributable to Class R2 shares.

SALES CHARGES
Front-end sales charges received by the Distributor for distributing each Fund's shares for the six months ended Oct. 31, 2009 are as follows:

FUND                                                                           CLASS A
--------------------------------------------------------------------------------------
2010 Fund                                                                      $ 3,260
2015 Fund                                                                        6,085
2020 Fund                                                                       11,541
2025 Fund                                                                        7,727
2030 Fund                                                                        6,468
2035 Fund                                                                        4,900
2040 Fund                                                                        7,879
2045 Fund                                                                        7,859


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Oct. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds), were as follows:

FUND                                              CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
----------------------------------------------------------------------------------------------------------
2010 Fund                                           0.37%    0.78%     0.53%     0.28%     0.03%     0.18%
2015 Fund                                           0.38     0.78      0.53      0.28      0.03      0.18
2020 Fund                                           0.39     0.78      0.48      0.25      0.02      0.18
2025 Fund                                           0.39     0.78      0.48      0.25      0.02      0.18
2030 Fund                                           0.37     0.78      0.48      0.25      0.02      0.18
2035 Fund                                           0.39     0.75      0.48      0.25      0.02      0.18
2040 Fund                                           0.39     0.78      0.53      0.26      0.02      0.18
2045 Fund                                           0.39     0.75      0.49      0.25      0.02      0.18




--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  105

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

FUND                                              CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
----------------------------------------------------------------------------------------------------------
2010 Fund                                          $   --     $--       $--       $--       $--     $  489
2015 Fund                                              --      --        --        --        --      1,441
2020 Fund                                             231       1        --        --        --      1,645
2025 Fund                                           1,154       2        --        --        --      2,065
2030 Fund                                              --       1        --        --        --      1,992
2035 Fund                                             838      --        --        --        --      1,490
2040 Fund                                           1,521       1         2        --        --        981
2045 Fund                                           1,691      --        --        --        --        919


The waived/reimbursed fees and expenses for the administration services fees and other Fund level expenses waived were as follows:

FUND                                                                            AMOUNT
--------------------------------------------------------------------------------------
2010 Fund                                                                      $29,410
2015 Fund                                                                       32,862
2020 Fund                                                                       31,599
2025 Fund                                                                       30,549
2030 Fund                                                                       29,032
2035 Fund                                                                       28,766
2040 Fund                                                                       29,905
2045 Fund                                                                       27,462


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until June 30, 2010, unless sooner terminated at the discretion of the Board, such that net direct expenses (excluding fees and expenses of underlying funds), will not exceed the following percentage of each class' average daily net assets:

Class A........................................................................  0.39%
Class R2.......................................................................  0.78
Class R3.......................................................................  0.53
Class R4.......................................................................  0.28
Class R5.......................................................................  0.03
Class Y........................................................................  0.18


4. SECURITIES TRANSACTIONS

For the six months ended Oct. 31, 2009, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund are as follows:

FUND                                                                   PURCHASES     PROCEEDS
----------------------------------------------------------------------------------------------
2010 Fund                                                             $ 2,553,087  $ 2,846,740
2015 Fund                                                              20,748,213   21,325,583
2020 Fund                                                               6,292,603    6,008,566
2025 Fund                                                               6,991,634    6,991,293
2030 Fund                                                               7,718,986    9,826,737
2035 Fund                                                               5,371,385    4,759,142
2040 Fund                                                               4,311,654    3,599,763
2045 Fund                                                               4,598,646    3,696,383


Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
106  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


5. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                                       2010 FUND                         2015 FUND                         2020 FUND
                           SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                             OCT. 31, 2009   APRIL 30, 2009    OCT. 31, 2009   APRIL 30, 2009    OCT. 31, 2009   APRIL 30, 2009
-------------------------------------------------------------------------------------------------------------------------------
Class A
Sold                             31,946          188,288           38,100          321,606           57,349           332,395
Reinvested distributions          5,572            9,846               --            3,937               --             8,337
Redeemed                        (53,773)        (152,181)        (108,038)        (256,425)         (38,748)          (94,341)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)         (16,255)          45,893          (69,938)          69,118           18,601           246,391
-------------------------------------------------------------------------------------------------------------------------------
Class R2
Sold                                 --               --               --               --            1,660               952
Redeemed                             --               --               --               --               (3)               --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)              --               --               --               --            1,657               952
-------------------------------------------------------------------------------------------------------------------------------
Class Y
Sold                             80,474          232,370          112,910          446,332          222,129           572,368
Reinvested distributions          9,703           26,297               --           14,748               --            47,149
Redeemed                       (115,611)        (890,369)        (155,075)        (957,012)        (246,927)       (1,246,511)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)         (25,434)        (631,702)         (42,165)        (495,932)         (24,798)         (626,994)
-------------------------------------------------------------------------------------------------------------------------------



                                       2025 FUND                         2030 FUND                         2035 FUND
                           SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                             OCT. 31, 2009   APRIL 30, 2009    OCT. 31, 2009   APRIL 30, 2009    OCT. 31, 2009   APRIL 30, 2009
-------------------------------------------------------------------------------------------------------------------------------
Class A
Sold                             41,442           128,844          24,511          489,686           21,818           76,874
Reinvested distributions             --                --              --              721               --              194
Redeemed                        (56,261)          (42,690)       (295,542)         (51,278)         (10,363)         (27,553)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)         (14,819)           86,154        (271,031)         439,129           11,455           49,515
-------------------------------------------------------------------------------------------------------------------------------
Class R2
Sold                                149             2,006              --              654               --               --
Redeemed                             (5)               --              --               --               --               --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)             144             2,006              --              654               --               --
-------------------------------------------------------------------------------------------------------------------------------
Class R3
Sold                                 --                --              --            1,918               --               --
Redeemed                             --                --              --           (1,918)              --               --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)              --                --              --               --               --               --
-------------------------------------------------------------------------------------------------------------------------------
Class Y
Sold                            222,513           608,203         307,182          601,193          234,403          593,509
Reinvested distributions             --                --              --           11,426               --            5,663
Redeemed                       (243,336)       (1,024,046)       (376,085)        (734,140)        (192,403)        (561,414)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)         (20,823)         (415,843)        (68,903)        (121,521)          42,000           37,758
-------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  107

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


                                                              2040 FUND                         2045 FUND
                                                  SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                    OCT. 31, 2009   APRIL 30, 2009    OCT. 31, 2009   APRIL 30, 2009
--------------------------------------------------------------------------------------------------------------------
Class A
Sold                                                    25,722           77,264           28,451           84,426
Reinvested distributions                                    --            4,279               --            1,848
Redeemed                                               (25,140)         (26,288)         (34,769)         (24,988)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                    582           55,255           (6,318)          61,286
--------------------------------------------------------------------------------------------------------------------
Class R2
Sold                                                        38              909               --               --
Redeemed                                                    (3)              --               --               --
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                     35              909               --               --
--------------------------------------------------------------------------------------------------------------------
Class R3
Sold                                                       703            2,711               --               --
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                    703            2,711               --               --
--------------------------------------------------------------------------------------------------------------------
Class Y
Sold                                                   211,658          510,824          317,079          653,654
Reinvested distributions                                    --           30,770               --           14,183
Redeemed                                              (133,422)        (375,542)        (201,831)        (338,548)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 78,236          166,052          115,248          329,289
--------------------------------------------------------------------------------------------------------------------


6. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of short-term capital gains earned in the underlying affiliated funds, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

For federal income tax purposes, capital loss carry-overs at April 30, 2009 that will expire in 2017 were as follows:

FUND                                                                          CARRY-OVER
----------------------------------------------------------------------------------------
2010 Fund                                                                      $428,181
2015 Fund                                                                       704,342
2020 Fund                                                                       502,050
2025 Fund                                                                       662,473
2030 Fund                                                                       623,604
2035 Fund                                                                       312,553
2040 Fund                                                                       370,260
2045 Fund                                                                        84,212


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1, 2008 and their fiscal year end (post-October loss) as occurring on the first day of the following tax year. At April 30, 2009, post-October losses that are treated for income tax purposes as occurring on May 1, 2009 were as follows:

FUND                                                                      POST-OCTOBER LOSS
-------------------------------------------------------------------------------------------
2010 Fund                                                                     $2,411,190
2015 Fund                                                                      2,461,470
2020 Fund                                                                      3,514,758
2025 Fund                                                                      2,337,781
2030 Fund                                                                      1,154,182
2035 Fund                                                                        587,885
2040 Fund                                                                        251,864
2045 Fund                                                                        217,703




--------------------------------------------------------------------------------
108  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


It is unlikely the Board will authorize distributions of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that each Fund will be able to utilize all of its capital loss carry-over before it expires.

7. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through Dec. 21, 2009, the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters

--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  109

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
110  RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
               RIVERSOURCE RETIREMENT PLUS SERIES -- 2009 SEMIANNUAL REPORT  111

(RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE RETIREMENT PLUS(R) SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource(R) mutual funds are
distributed by RiverSource Fund Distributors, Inc., Member
FINRA, and managed by RiverSource Investments, LLC.
RiverSource is part of Ameriprise Financial, Inc.
(C)2009 RiverSource Investments, LLC.                           S-6514 E (12/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
120/20 CONTRARIAN EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
OCTOBER 31, 2009


RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF
CAPITAL.

                                             (ADVANCED ALPHA(R) STRATEGIES ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   15

Statement of Operations............   16

Statements of Changes in Net
  Assets...........................   17

Financial Highlights...............   18

Notes to Financial Statements......   23

Proxy Voting.......................   37




--------------------------------------------------------------------------------
          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource 120/20 Contrarian Equity Fund's Class A shares gained 19.62%
  (excluding sales charge) for the six months ended Oct. 31, 2009.

> The Fund slightly underperformed its benchmark, the Russell 3000(R) Index, which rose 19.77% for the same time period.

ANNUALIZED TOTAL RETURNS (for period ended Oct. 31, 2009)
--------------------------------------------------------------------------------


                                                            SINCE
                                                          INCEPTION
                                      6 MONTHS*   1 YEAR   10/18/07
-------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity
  Fund
  Class A (excluding sales charge)     +19.62%   +21.86%   -16.67%
-------------------------------------------------------------------
Russell 3000 Index (unmanaged)(1)      +19.77%   +10.83%   -15.65%
-------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The index reflects reinvestment of all distributions and changes in market prices. The Fund's performance will be measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
2  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT OCT. 31, 2009
                                                             SINCE
Without sales charge                   6 MONTHS*   1 YEAR  INCEPTION
Class A (inception 10/18/07)            +19.62%   +21.86%   -16.67%
--------------------------------------------------------------------
Class B (inception 10/18/07)            +19.12%   +20.83%   -17.29%
--------------------------------------------------------------------
Class C (inception 10/18/07)            +19.12%   +20.83%   -17.28%
--------------------------------------------------------------------
Class I (inception 10/18/07)            +19.77%   +22.22%   -16.38%
--------------------------------------------------------------------
Class R5 (inception 10/18/07)           +19.70%   +22.04%   -16.45%
--------------------------------------------------------------------

With sales charge
Class A (inception 10/18/07)            +12.73%   +14.85%   -19.05%
--------------------------------------------------------------------
Class B (inception 10/18/07)            +14.12%   +15.83%   -18.52%
--------------------------------------------------------------------
Class C (inception 10/18/07)            +18.12%   +19.83%   -17.28%
--------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R5 shares. Class I and Class R5 are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
           X              MEDIUM   SIZE
           X              SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

RiverSource 120/20 Contrarian Equity Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the securities price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decrease and the value of the securities sold short increase. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. See the Fund's prospectus for information on these and other risks associated with the Fund.


--------------------------------------------------------------------------------
4  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


PORTFOLIO BREAKDOWN(1)
(at Oct. 31, 2009; % of portfolio and total return equity swap contracts)
---------------------------------------------------------------------

                                LONG   SHORT(2)    NET
-------------------------------------------------------
Consumer Discretionary           7.8%     0.0%     7.8%
-------------------------------------------------------
Consumer Staples                 8.7%     0.0%     8.7%
-------------------------------------------------------
Energy                          10.8%     0.0%    10.8%
-------------------------------------------------------
Financials                      19.5%     0.0%    19.5%
-------------------------------------------------------
Health Care                     10.0%     0.0%    10.0%
-------------------------------------------------------
Industrials                     14.2%     0.0%    14.2%
-------------------------------------------------------
Information Technology          15.8%     0.0%    15.8%
-------------------------------------------------------
Materials                        8.6%     0.0%     8.6%
-------------------------------------------------------
Telecommunication Services       1.2%     0.0%     1.2%
-------------------------------------------------------
Utilities                        2.4%     0.0%     2.4%
-------------------------------------------------------
Other(3)                         3.7%     0.0%     3.7%
-------------------------------------------------------
Total Return Equity Swaps(4)    16.2%   -18.9%    -2.7%
-------------------------------------------------------
                               118.9%   -18.9%   100.0%
-------------------------------------------------------


(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of Oct. 31, 2009. The Fund's composition is subject to change.

(2) At Oct. 31, 2009, the Fund had no short positions. However, the Fund had entered into various total return equity swap contracts in order to gain short exposure to equity markets. See Total Return Swap Contracts Outstanding at Oct. 31, 2009 following the Portfolio of Investments, and
    Note 2 to the financial statements.
(3) Cash & Cash Equivalents.
(4) Represents notional amounts for total return equity swaps adjusted for unrealized appreciation (or depreciation). Notional amounts for total return equity swaps are shown in the portfolio of investments. See Total Return Swap Contracts Outstanding at Oct. 31, 2009 on pages 11-12.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


TOP TEN HOLDINGS
(at Oct. 31, 2009; % of portfolio assets excluding cash & cash equivalents)
---------------------------------------------------------------------

Top ten holdings do not include notional exposure to holdings the Fund has through its use of total return swaps. A total return swap is an agreement with a counterparty based on a single asset or basket of assets in exchange for periodic cash flows, typically based on a floating rate such as LIBOR plus or minus a small spread. The Fund uses total return swaps to take effective long and short positions.

For more information regarding the Fund's total return swaps, see Total Return Swap Contracts Outstanding at Oct. 31, 2009 on pages 11-12.

------------------------------------------------
Lorillard                                   3.9%
------------------------------------------------
Mylan                                       3.7%
------------------------------------------------
XL Capital                                  3.4%
------------------------------------------------
Hewlett-Packard                             3.4%
------------------------------------------------
Oracle                                      2.8%
------------------------------------------------
CVS Caremark                                2.7%
------------------------------------------------
Bank of America                             2.6%
------------------------------------------------
Parker Hannifin                             2.6%
------------------------------------------------
Freeport-McMoRan Copper & Gold              2.6%
------------------------------------------------
Microsoft                                   2.6%
------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE  ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Oct. 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued)  ---------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 MAY 1, 2009   OCT. 31, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,196.20        $ 8.20         1.49%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.60        $ 7.54         1.49%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,191.20        $12.36         2.25%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.79        $11.36         2.25%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,191.20        $12.36         2.25%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.79        $11.36         2.25%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,197.70        $ 6.12         1.11%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.50        $ 5.62         1.11%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,197.00        $ 6.39         1.16%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.25        $ 5.87         1.16%
------------------------------------------------------------------------------------------



(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Oct. 31, 2009: +19.62% for Class A, +19.12% for Class B, +19.12% for Class C, +19.77% for Class I, and +19.70% for Class R5.


--------------------------------------------------------------------------------
8  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

OCT. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (92.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.7%)
Spirit AeroSystems Holdings Cl A                       18,285(b)             $291,097
-------------------------------------------------------------------------------------

AIRLINES (0.8%)
AMR                                                    18,055(b)               97,316
Continental Airlines Cl B                               2,856(b)               32,844
Delta Air Lines                                        21,150(b)              151,012
US Airways Group                                       16,669(b)               51,007
                                                                      ---------------
Total                                                                         332,179
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.1%)
Artio Global Investors                                  2,167(b)               50,946
Bank of New York Mellon                                13,933                 371,454
                                                                      ---------------
Total                                                                         422,400
-------------------------------------------------------------------------------------

CHEMICALS (3.5%)
Dow Chemical                                           25,167                 590,921
EI du Pont de Nemours & Co                             25,422                 808,928
                                                                      ---------------
Total                                                                       1,399,849
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.9%)
Ritchie Bros Auctioneers                               16,559(c)              362,973
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.2%)
Brocade Communications Systems                         46,932(b)              402,677
Cisco Systems                                          38,755(b)              885,551
                                                                      ---------------
Total                                                                       1,288,228
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.4%)
Hewlett-Packard                                        28,797               1,366,706
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.3%)
CEMEX ADR                                              48,454(b,c)            502,953
-------------------------------------------------------------------------------------

CONSUMER FINANCE (1.2%)
SLM                                                    47,306(b)              458,868
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.0%)
Bank of America                                        72,238               1,053,230
PICO Holdings                                           4,215(b)              143,057
                                                                      ---------------
Total                                                                       1,196,287
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
Qwest Communications Intl                             132,065                 474,113
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.1%)
Cooper Inds Cl A                                       11,606                 449,036
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (6.1%)
Baker Hughes                                           10,295                 433,111
Cameron Intl                                           12,412(b)              458,872
Halliburton                                            15,378                 449,191
Transocean                                              9,344(b,c)            784,054
Weatherford Intl                                       16,656(b,c)            291,980
                                                                      ---------------
Total                                                                       2,417,208
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.7%)
CVS Caremark                                           30,318               1,070,225
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.1%)
Universal Health Services Cl B                          7,911                 440,247
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.9%)
Clorox                                                 12,886                 763,238
-------------------------------------------------------------------------------------

INSURANCE (9.4%)
ACE                                                    17,495(b,c)            898,544
Chubb                                                  11,464                 556,233
Everest Re Group                                       10,160(c)              888,898
XL Capital Cl A                                        83,369(c)            1,368,086
                                                                      ---------------
Total                                                                       3,711,761
-------------------------------------------------------------------------------------

IT SERVICES (0.4%)
Accenture Cl A                                          4,317(c)              160,074
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
          RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

LIFE SCIENCES TOOLS & SERVICES (2.1%)
Life Technologies                                       9,642(b)             $454,813
Thermo Fisher Scientific                                8,657(b)              389,565
                                                                      ---------------
Total                                                                         844,378
-------------------------------------------------------------------------------------

MACHINERY (8.2%)
Caterpillar                                             9,908                 545,534
Deere & Co                                             14,570                 663,664
Eaton                                                   8,132                 491,579
Ingersoll-Rand                                         17,108(c)              540,442
Parker Hannifin                                        19,696               1,043,101
                                                                      ---------------
Total                                                                       3,284,320
-------------------------------------------------------------------------------------

MEDIA (3.5%)
Natl CineMedia                                         49,084                 785,344
Regal Entertainment Group Cl A                         48,545                 612,152
                                                                      ---------------
Total                                                                       1,397,496
-------------------------------------------------------------------------------------

METALS & MINING (3.7%)
Freeport-McMoRan Copper & Gold                         14,197               1,041,492
Nucor                                                  10,473                 417,349
                                                                      ---------------
Total                                                                       1,458,841
-------------------------------------------------------------------------------------

MULTILINE RETAIL (2.0%)
Kohl's                                                 14,190(b)              811,952
-------------------------------------------------------------------------------------

MULTI-UTILITIES (2.4%)
Sempra Energy                                          18,601                 957,021
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.5%)
Enbridge                                               17,652(c)              685,604
Southwestern Energy                                    16,326(b)              711,487
Suncor Energy                                          11,746(c)              387,853
                                                                      ---------------
Total                                                                       1,784,944
-------------------------------------------------------------------------------------

PHARMACEUTICALS (6.5%)
Bristol-Myers Squibb                                   27,259                 594,246
Johnson & Johnson                                       8,833                 521,589
Mylan                                                  91,420(b)            1,484,661
                                                                      ---------------
Total                                                                       2,600,496
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
Intel                                                  43,035                 822,399
-------------------------------------------------------------------------------------

SOFTWARE (6.3%)
Microsoft                                              37,504               1,039,986
Oracle                                                 52,143               1,100,217
Symantec                                               21,776(b)              382,822
                                                                      ---------------
Total                                                                       2,523,025
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.1%)
Bed Bath & Beyond                                      13,555(b)              477,271
Best Buy                                                8,920                 340,566
                                                                      ---------------
Total                                                                         817,837
-------------------------------------------------------------------------------------

TOBACCO (3.9%)
Lorillard                                              19,979               1,552,768
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (2.0%)
WW Grainger                                             8,457                 792,675
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $40,666,639)                                                       $36,755,594
-------------------------------------------------------------------------------------





EQUITY-LINKED NOTES (4.5%)(e)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
Goldman Sachs Group
 Absolute Trigger Mandatory Exchangeable Nts
 12-28-09                             --%            $1,600,000(d)         $1,784,555
-------------------------------------------------------------------------------------
TOTAL EQUITY-LINKED NOTES
(Cost: $1,600,000)                                                         $1,784,555
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.25%              1,439,588(f)          $1,439,588
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,439,588)                                                         $1,439,588
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $43,706,227)(g)                                                    $39,979,737
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS IN DERIVATIVES


TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT OCT. 31, 2009



                                                           EXPIRATION    NOTIONAL    UNREALIZED    UNREALIZED
COUNTERPARTY        FUND RECEIVES         FUND PAYS           DATE        AMOUNT    APPRECIATION  DEPRECIATION
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase   Total return on a   Floating rate       Nov. 25, 2009    $422,128          $--       $(91,608)
Bank, N.A.       custom basket of    based on
                 airline industry    1-month LIBOR
                 securities          plus 0.30%
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase   Total return on a   Floating rate       Nov. 25, 2009     827,184           --        (93,068)
Bank, N.A.       custom basket of    based on
                 securities in the   1-month LIBOR
                 Dow Jones U.S. Oil  plus 0.30%
                 & Gas Index
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase   Total return on a   Floating rate       Nov. 25, 2009   1,238,530           --       (118,681)
Bank, N.A.       custom basket of    based on
                 securities in the   1-month LIBOR
                 S&P North American  plus 0.30%
                 Technology
                 Semiconductor
                 Index
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase   Floating rate       Total return on a   Nov. 25, 2009   1,902,911      138,606             --
Bank, N.A.       based on            custom basket of
                 1-month LIBOR       securities in the
                 less 0.65%          S&P Small Cap
                                     600 Index
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase   Total return on a   Floating rate       Nov. 25, 2009   1,650,017           --       (104,004)
Bank, N.A.       custom basket of    based on
                 securities in the   1-month LIBOR
                 Russell 1000        plus 0.30%
                 Growth Index
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase   Floating rate       Total return on a   Nov. 25, 2009   1,866,117      177,957             --
Bank, N.A.       based on            custom basket of
                 1-month LIBOR       securities in the
                 less 0.65%          Dow Jones U.S.
                                     Industrials Index
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase   Total return on a   Floating rate       Nov. 25, 2009     742,969           --        (34,997)
Bank, N.A.       custom basket of    based on
                 securities in the   1-month LIBOR
                 S&P 100 Index       plus 0.30%
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase   Total return on a   Floating rate       Nov. 25, 2009   2,000,103           --       (151,923)
Bank, N.A.       custom basket of    based on
                 securities in the   1-month LIBOR
                 following sectors:  plus 0.30%
                 industrials,
                 energy,
                 information
                 technology,
                 financials,
                 consumer
                 discretionary,
                 health care,
                 consumer staples,
                 materials,
                 utilities, and
                 telecommunication
                 services
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase   Floating rate       Total return on a   Nov. 25, 2009   1,612,631       18,299             --
Bank, N.A.       based on            custom basket of
                 1-month LIBOR       consumer staples
                 less 0.65%          sector securities
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase   Floating rate       Total return on a   Nov. 25, 2009   1,537,489      112,939             --
Bank, N.A.       based on            custom basket of
                 1-month LIBOR       securities in the
                 less 0.65%          Utilities Select
                                     Sector
                                     Index
--------------------------------------------------------------------------------------------------------------
Total                                                                                  $447,801      $(594,281)
--------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
         RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2009, the value of foreign securities represented 17.3% of net assets.

(d)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at Oct. 31, 2009 was $1,784,555 representing 4.5% of net assets. Information concerning such security holdings at Oct. 31, 2009 is as follows:

                                          ACQUISITION
     SECURITY                                DATES            COST
     ----------------------------------------------------------------
     Goldman Sachs Group
       Absolute Trigger Mandatory
       Exchangeable Nts
       --% 2009                             05-18-09       $1,600,000


(e) Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(f) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at Oct. 31, 2009.

(g) At Oct. 31, 2009, the cost of securities for federal income tax purposes was approximately $43,706,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $2,873,000
     Unrealized depreciation                          (6,599,000)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(3,726,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
12  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
         RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2009:

                                                FAIR VALUE AT OCT. 31, 2009
                              --------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)               $36,755,594              $--         $--        $36,755,594
--------------------------------------------------------------------------------------------
Total Equity Securities           36,755,594               --          --         36,755,594
--------------------------------------------------------------------------------------------
Other
  Equity-Linked Notes                     --        1,784,555          --          1,784,555
  Affiliated Money Market
    Fund(b)                        1,439,588               --          --          1,439,588
--------------------------------------------------------------------------------------------
Total Other                        1,439,588        1,784,555          --          3,224,143
--------------------------------------------------------------------------------------------
Investments in Securities         38,195,182        1,784,555          --         39,979,737
Other Financial
  Instruments(c)                          --         (146,480)         --           (146,480)
--------------------------------------------------------------------------------------------
Total                            $38,195,182       $1,638,075         $--        $39,833,257
--------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2009.
(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
14  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
OCT. 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $42,266,639)               $ 38,540,149
  Affiliated money market fund (identified cost $1,439,588)           1,439,588
-------------------------------------------------------------------------------
Total investments in securities (identified cost $43,706,227)        39,979,737
Capital shares receivable                                                50,262
Dividends receivable                                                     38,055
Unrealized appreciation on swap contracts                               447,801
-------------------------------------------------------------------------------
Total assets                                                         40,515,855
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   53,149
Unrealized depreciation on swap contracts                               594,281
Accrued investment management services fees                               1,067
Accrued distribution fees                                                   324
Accrued transfer agency fees                                                123
Accrued administrative services fees                                         90
Other accrued expenses                                                   34,393
-------------------------------------------------------------------------------
Total liabilities                                                       683,427
-------------------------------------------------------------------------------
Net assets applicable to outstanding shares                        $ 39,832,428
-------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                    $     29,187
Additional paid-in capital                                           54,859,040
Undistributed net investment income                                   1,167,072
Accumulated net realized gain (loss)                                (12,349,901)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (3,872,970)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares  $ 39,832,428
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $32,601,559            2,387,510                      $13.66(1)
Class B                     $ 1,424,098              105,805                      $13.46
Class C                     $ 1,927,079              143,175                      $13.46
Class I                     $ 3,872,825              281,691                      $13.75
Class R5                    $     6,867                  500                      $13.73
----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $14.49. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
         RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  15

STATEMENT OF OPERATIONS  -------------------------------------------------------
SIX MONTHS ENDED OCT. 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $   338,397
Income distributions from affiliated money market fund                   1,817
  Less foreign taxes withheld                                           (2,480)
------------------------------------------------------------------------------
Total income                                                           337,734
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    180,402
Distribution fees
  Class A                                                               38,925
  Class B                                                                7,513
  Class C                                                                8,505
Transfer agency fees
  Class A                                                               20,673
  Class B                                                                1,079
  Class C                                                                1,151
  Class R5                                                                   2
Administrative services fees                                            15,192
Compensation of board members                                              511
Printing and postage                                                    19,888
Registration fees                                                       16,798
Professional fees                                                       14,420
Other                                                                      969
------------------------------------------------------------------------------
Total expenses                                                         326,028
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (37,398)
------------------------------------------------------------------------------
Total net expenses                                                     288,630
------------------------------------------------------------------------------
Investment income (loss) -- net                                         49,104
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (2,921,616)
  Foreign currency transactions                                            273
  Swap transactions                                                    212,598
------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (2,708,745)
Net change in unrealized appreciation (depreciation) on
  investments  and on translation of assets and liabilities in
  foreign currencies                                                 9,288,391
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                6,579,646
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 6,628,750
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS  -------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                      OCT. 31, 2009  APRIL 30, 2009
                                                                        (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                         $    49,104    $    293,014
Net realized gain (loss) on investments                                  (2,708,745)     (7,735,473)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                      9,288,391     (11,871,980)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           6,628,750     (19,314,439)
---------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                          3,798,619      19,346,896
  Class B shares                                                            183,866       1,101,377
  Class C shares                                                            432,056       1,331,790
Conversions from Class B to Class A
  Class A shares                                                            316,789         276,537
  Class B shares                                                           (316,789)       (276,537)
Payments for redemptions
  Class A shares                                                         (4,397,020)    (12,709,103)
  Class B shares                                                           (300,699)       (602,620)
  Class C shares                                                           (131,924)       (274,767)
  Class I shares                                                                 --      (3,222,736)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                  (415,102)      4,970,837
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   6,213,648     (14,343,602)
Net assets at beginning of period                                        33,618,780      47,962,382
---------------------------------------------------------------------------------------------------
Net assets at end of period                                             $39,832,428    $ 33,618,780
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                     $ 1,167,072    $  1,117,968
---------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
         RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED      YEAR ENDED APRIL 30,
CLASS A                                              OCT. 31, 2009       --------------------
PER SHARE DATA                                        (UNAUDITED)          2009       2008(a)
Net asset value, beginning of period                    $11.42            $17.25       $19.83
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02               .10          .04
Net gains (losses) (both realized and
 unrealized)                                              2.22             (5.93)       (2.59)
---------------------------------------------------------------------------------------------
Total from investment operations                          2.24             (5.83)       (2.55)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                       --                --         (.03)
---------------------------------------------------------------------------------------------
Net asset value, end of period                          $13.66            $11.42       $17.25
---------------------------------------------------------------------------------------------
TOTAL RETURN                                            19.62%           (33.80%)     (12.87%)
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.69%(c)          1.79%        2.01%(c)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.49%(c)          1.50%        1.50%(c)
---------------------------------------------------------------------------------------------
Net investment income (loss)                              .29%(c)           .78%         .40%(c)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $33               $27          $36
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                    14%               36%          23%
---------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
18  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED      YEAR ENDED APRIL 30,
CLASS B                                              OCT. 31, 2009       --------------------
PER SHARE DATA                                        (UNAUDITED)          2009       2008(a)
Net asset value, beginning of period                    $11.30            $17.20       $19.83
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.04)              .00(e)      (.03)
Net gains (losses) (both realized and
 unrealized)                                              2.20             (5.90)       (2.58)
---------------------------------------------------------------------------------------------
Total from investment operations                          2.16             (5.90)       (2.61)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                       --                --         (.02)
---------------------------------------------------------------------------------------------
Net asset value, end of period                          $13.46            $11.30       $17.20
---------------------------------------------------------------------------------------------
TOTAL RETURN                                            19.12%           (34.30%)     (13.17%)
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.45%(c)          2.55%        2.76%(c)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.25%(c)          2.25%        2.25%(c)
---------------------------------------------------------------------------------------------
Net investment income (loss)                             (.60%)(c)          .03%        (.25%)(c)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1                $2           $2
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                    14%               36%          23%
---------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
         RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  19

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED      YEAR ENDED APRIL 30,
CLASS C                                              OCT. 31, 2009       --------------------
PER SHARE DATA                                        (UNAUDITED)          2009       2008(a)
Net asset value, beginning of period                    $11.30            $17.19       $19.83
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)              .00(e)      (.03)
Net gains (losses) (both realized and
 unrealized)                                              2.18             (5.89)       (2.59)
---------------------------------------------------------------------------------------------
Total from investment operations                          2.16             (5.89)       (2.62)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                       --                --         (.02)
---------------------------------------------------------------------------------------------
Net asset value, end of period                          $13.46            $11.30       $17.19
---------------------------------------------------------------------------------------------
TOTAL RETURN                                            19.12%           (34.26%)     (13.21%)
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.45%(c)          2.54%        2.76%(c)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.25%(c)          2.25%        2.25%(c)
---------------------------------------------------------------------------------------------
Net investment income (loss)                             (.39%)(c)          .03%        (.27%)(c)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2                $1           $1
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                    14%               36%          23%
---------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
20  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED      YEAR ENDED APRIL 30,
CLASS I                                              OCT. 31, 2009       --------------------
PER SHARE DATA                                        (UNAUDITED)          2009       2008(a)
Net asset value, beginning of period                    $11.48            $17.28       $19.83
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04               .14          .07
Net gains (losses) (both realized and
 unrealized)                                              2.23             (5.94)       (2.59)
---------------------------------------------------------------------------------------------
Total from investment operations                          2.27             (5.80)       (2.52)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                       --                --         (.03)
---------------------------------------------------------------------------------------------
Net asset value, end of period                          $13.75            $11.48       $17.28
---------------------------------------------------------------------------------------------
TOTAL RETURN                                            19.77%           (33.57%)     (12.69%)
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.31%(c)          1.41%        1.62%(c)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.11%(c)          1.17%        1.20%(c)
---------------------------------------------------------------------------------------------
Net investment income (loss)                              .68%(c)          1.08%         .81%(c)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $4                $3           $9
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                    14%               36%          23%
---------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
         RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED      YEAR ENDED APRIL 30,
CLASS R5                                             OCT. 31, 2009       --------------------
PER SHARE DATA                                        (UNAUDITED)          2009       2008(a)
Net asset value, beginning of period                    $11.47            $17.27       $19.83
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04               .13          .07
Net gains (losses) (both realized and
 unrealized)                                              2.22             (5.93)       (2.60)
---------------------------------------------------------------------------------------------
Total from investment operations                          2.26             (5.80)       (2.53)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                       --                --         (.03)
---------------------------------------------------------------------------------------------
Net asset value, end of period                          $13.73            $11.47       $17.27
---------------------------------------------------------------------------------------------
TOTAL RETURN                                            19.70%           (33.58%)     (12.75%)
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.36%(c)          1.46%        1.65%(c)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.16%(c)          1.22%        1.25%(c)
---------------------------------------------------------------------------------------------
Net investment income (loss)                              .63%(c)          1.05%         .76%(c)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--          $--
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                    14%               36%          23%
---------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e) Rounds to zero.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF OCT. 31, 2009)

1. ORGANIZATION

RiverSource 120/20 Contrarian Equity Fund (the Fund) is a series of RiverSource Series Trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. RiverSource Series Trust has unlimited authorized shares of beneficial interest. The Fund invests at least 80% of its net assets in equity securities. The Fund will hold long and short positions.

The Fund offers Class A, Class B, Class C, Class I and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At Oct. 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) owned 100% of Class I and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-

--------------------------------------------------------------------------------
         RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account

--------------------------------------------------------------------------------
24  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

ILLIQUID SECURITIES
At Oct. 31, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Oct. 31, 2009 was $1,784,555 representing 4.48% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES SOLD SHORT
The Fund may enter into short sales of securities that it concurrently holds or for which it holds no corresponding position. Short selling is the practice of selling securities which have been borrowed from a third party in anticipation of a decline in the market price of that security. Securities which have been sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The Fund is required to return securities borrowed for the short sale at the lender's demand. A realized gain, limited to the price at which the Fund sold the security short, or a realized loss, unlimited in size, will be recorded upon the termination of a short sale. Short sales are collateralized with segregated securities or cash held at the custodian as noted in the Portfolio of Investments. The collateral required is determined daily based on the market value of the securities sold short. At Oct. 31, 2009, the Fund had no outstanding securities sold short.


--------------------------------------------------------------------------------
         RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The Fund is liable to pay the counterparty for any dividends accrued on a security it has borrowed and sold short and to pay interest for any net financing costs incurred during the time the short position is held by the Fund. Such dividends (recognized on ex-date) and interest are recorded as an expense and shown in the Statement of Operations. During the six months ended Oct. 31, 2009, the Fund had no dividend or interest expense related to securities sold short in the Statement of Operations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of

--------------------------------------------------------------------------------
26  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

TOTAL RETURN SWAP TRANSACTIONS
The Fund may enter into total return swap transactions to gain exposure to the total return on a specified reference security, a basket of reference securities or a reference security index during the specified period, in return for periodic payments based on a fixed or variable interest rate. Total return swap transactions may be used to obtain exposure to a security or market without owning or taking physical custody of such reference security or securities in a market.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain or (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap transactions may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the reference securities. The risk in the case of short total return swap transactions is unlimited based on the potential for unlimited increases in the market value of the reference securities. This risk may be offset if the Fund holds any of the reference securities. The risk in the case of long total return swap transactions is limited to the current notional amount of the total return swap. Total return swaps are also subject to the risk of the counterparty not fulfilling its obligations under the contract. The counterparty risk may be offset by any collateral held by the Fund related to the swap transactions.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and

--------------------------------------------------------------------------------
         RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT OCT. 31, 2009


                            ASSET DERIVATIVES              LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Equity contracts     Unrealized                       Unrealized
                     appreciation on                  depreciation on
                     swap transactions     $447,801   swap transactions     $594,281
-------------------------------------------------------------------------------------------
Total                                      $447,801                         $594,281
-------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCT. 31, 2009


   AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN
                              INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                               SWAPS
-----------------------------------------------------------------
Equity contracts                                   $212,598
-----------------------------------------------------------------
Total                                              $212,598
-----------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              SWAPS
-----------------------------------------------------------------
Equity contracts                                  $(169,465)
-----------------------------------------------------------------
Total                                             $(169,465)
-----------------------------------------------------------------


VOLUME OF DERIVATIVES
SWAPS
The gross notional amount of contracts outstanding was $13.8 million at Oct. 31, 2009. The monthly average gross notional amount for these contracts was $12 million for the six months ended Oct. 31, 2009. The fair value of such contracts on Oct. 31, 2009 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.95% to 0.89% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment

--------------------------------------------------------------------------------
28  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



determined monthly by measuring the percentage difference over a rolling 36-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Russell 3000(R) Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.50% per year. If the performance difference is less than 1.00%, the adjustment will be zero. The first adjustment will be made on Nov. 1, 2009 and cover the 24-month period beginning Nov. 1, 2007. The management fee for the six months ended Oct. 31, 2009 was 0.95% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended Oct. 31, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Oct. 31, 2009, other expenses paid to this company were $107.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R5 shares. The Transfer Agent charges an annual fee of $5

--------------------------------------------------------------------------------
         RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $72,000 and $13,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of July 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing the Fund shares were $19,889 for Class A, $378 for Class B and $339 for Class C for the six months ended Oct. 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Oct. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A.............................................  1.49%
Class B.............................................  2.25
Class C.............................................  2.25
Class I.............................................  1.11
Class R5............................................  1.16


The management fees waived/reimbursed at the Fund level were $37,398.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until June 30, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of

--------------------------------------------------------------------------------
30  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A.............................................  1.50%
Class B.............................................  2.26
Class C.............................................  2.25
Class I.............................................  1.11
Class R5............................................  1.16


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $5,286,631 and $5,042,973, respectively, for the six months ended Oct. 31, 2009. Realized gains and losses are determined on an identified cost basis.

6. SHARE TRANSACTIONS

Transactions in shares for the periods indicated are as follows:

                                      SIX MONTHS ENDED     YEAR ENDED
                                        OCT. 31, 2009   APRIL 30, 2009*
-----------------------------------------------------------------------
CLASS A
Sold                                       302,550          1,401,889
Converted from Class B shares**             24,827             18,436
Redeemed                                  (342,395)        (1,118,830)
-----------------------------------------------------------------------
Net increase (decrease)                    (15,018)           301,495
-----------------------------------------------------------------------

CLASS B
Sold                                        13,992             75,915
Converted to Class A shares**              (25,142)           (18,522)
Redeemed                                   (24,561)           (53,716)
-----------------------------------------------------------------------
Net increase (decrease)                    (35,711)             3,677

-----------------------------------------------------------------------


--------------------------------------------------------------------------------
         RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


                                      SIX MONTHS ENDED     YEAR ENDED
                                        OCT. 31, 2009   APRIL 30, 2009*
-----------------------------------------------------------------------
CLASS C
Sold                                        35,128            102,703
Redeemed                                   (10,693)           (26,748)
-----------------------------------------------------------------------
Net increase (decrease)                     24,435             75,955
-----------------------------------------------------------------------
CLASS I
Redeemed                                        --           (216,309)
-----------------------------------------------------------------------
Net increase (decrease)                         --           (216,309)
-----------------------------------------------------------------------


* Certain line items from the prior year have been renamed to conform to the current year presentation.

** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $4,517,760 and $4,713,501, respectively, for the six months ended Oct. 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Oct. 31, 2009, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (A) 1.25%

--------------------------------------------------------------------------------
32  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




per annum plus (B) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Oct. 31, 2009.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

10. RISKS RELATING TO CERTAIN INVESTMENTS

SHORT SELLING RISK
The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.


--------------------------------------------------------------------------------
         RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Dec. 21, 2009, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

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34  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading

--------------------------------------------------------------------------------
         RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


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36  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
         RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  37

RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                             S-6520 D (12/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a) The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Series Trust


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date January 4, 2010


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date January 4, 2010